PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited)

Voya Global Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 26.3%
Australia : 0.2%
111,000  BHP Billiton Finance
USA Ltd., 4.900%,
02/28/2033 $ 110,646
0.1
81,000
(1)
CSL Finance PLC,
4.050%,
04/27/2029 77,489
0.1
58,000
(1)
CSL Finance PLC,
4.750%,
04/27/2052 53,524
0.0
25,000
(1)
CSL Finance PLC,
4.950%,
04/27/2062 23,049
0.0
70,000  Rio Tinto Finance
USA PLC, 5.000%,
03/09/2033 70,503
0.0
75,000  Rio Tinto Finance
USA PLC, 5.125%,
03/09/2053 75,322
0.0
410,533
0.2
Belgium : 0.0%
107,000  Anheuser-Busch Cos.
LLC / Anheuser-Busch
InBev Worldwide, Inc.,
4.900%,
02/01/2046 101,511
0.0
Bermuda : 0.0%
164,000
(1)
Triton Container
International Ltd.,
3.150%,
06/15/2031 126,380
0.0
Canada : 0.7%
323,000
(2)
Bank of Nova Scotia,
4.588%,
05/04/2037 279,495
0.1
51,000  Bank of Nova Scotia,
4.850%,
02/01/2030 49,507
0.0
193,000  Bell Telephone Co. of
Canada or Bell Canada,
5.100%,
05/11/2033 188,932
0.1
85,000  Brookfield Finance
LLC / Brookfield
Finance, Inc., 3.450%,
04/15/2050 57,018
0.0
145,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 136,737
0.1
88,000  Cenovus Energy, Inc.,
5.400%,
06/15/2047 81,144
0.0
110,000  Enbridge, Inc., 5.700%,
03/08/2033 111,564
0.1
67,000
(2)
Enbridge, Inc., 7.375%,
01/15/2083 66,433
0.0
67,000
(2)
Enbridge, Inc., 7.625%,
01/15/2083 67,864
0.0
192,000  Fortis, Inc./Canada,
3.055%,
10/04/2026 178,041
0.1
78,000
(1)
Intact Financial Corp.,
5.459%,
09/22/2032 77,300
0.0
52,000  Magna International,
Inc., 5.500%,
03/21/2033 53,220
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Canada: (continued)
13,000  Nutrien Ltd., 5.800%,
03/27/2053 $ 13,089
0.0
7,000  Nutrien Ltd., 5.875%,
12/01/2036 7,060
0.0
31,000  Nutrien Ltd., 5.950%,
11/07/2025 31,350
0.0
225,000
(1)
Open Text Holdings,
Inc., 4.125%,
12/01/2031 186,713
0.1
230,000
(1)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 202,175
0.1
65,000  Royal Bank of Canada,
5.200%,
08/01/2028 64,918
0.0
65,000  Toronto-Dominion Bank,
5.523%,
07/17/2028 65,689
0.0
1,918,249
0.7
Chile : 0.2%
300,000
(1)
Celulosa Arauco y
Constitucion SA,
4.250%,
04/30/2029 275,586
0.1
400,000  Engie Energia Chile SA,
3.400%,
01/28/2030 336,287
0.1
611,873
0.2
China : 0.0%
43,000  NXP BV / NXP Funding
LLC / NXP USA, Inc.,
3.250%,
11/30/2051 28,621
0.0
Colombia : 0.3%
250,000  Ecopetrol SA, 6.875%,
04/29/2030 235,762
0.1
475,000  Ecopetrol SA, 8.875%,
01/13/2033 487,628
0.2
723,390
0.3
Denmark : 0.1%
215,000
(1)(2)
Danske Bank A/S,
3.244%,
12/20/2025 205,544
0.1
France : 0.5%
231,000
(1)
Banque Federative
du Credit Mutuel SA,
4.935%,
01/26/2026 226,642
0.1
203,000
(1)
Banque Federative
du Credit Mutuel SA,
5.790%,
07/13/2028 205,462
0.1
215,000
(1)(2)
BNP Paribas SA,
3.052%,
01/13/2031 184,309
0.1
728,000
(1)
BPCE SA, 5.150%,
07/21/2024 716,449
0.2
1,332,862
0.5
Germany : 0.2%
290,000
(1)
Siemens
267,636
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Germany: (continued)
150,000
(1)
ZF North America
Capital, Inc., 7.125%,
04/14/2030 $ 154,647
0.1
422,283
0.2
India : 0.1%
300,000
(1)
Reliance Industries Ltd.,
3.625%,
01/12/2052 212,960
0.1
Ireland : 0.1%
202,000
(1)
SMBC Aviation Capital
Finance DAC, 5.700%,
07/25/2033 199,279
0.1
Israel : 0.1%
300,000
(1)(2)
Bank Hapoalim BM,
3.255%,
01/21/2032 258,063
0.1
Italy : 0.2%
200,000
(1)(2)
Intesa Sanpaolo SpA,
7.778%,
06/20/2054 202,530
0.1
250,000  Telecom Italia Capital
SA, 7.721%,
06/04/2038 222,435
0.1
424,965
0.2
Japan : 0.1%
200,000
(2)
Mizuho Financial
Group, Inc., 5.748%,
07/06/2034 201,136
0.1
Kuwait : 0.1%
200,000
(1)
MEGlobal BV, 2.625%,
04/28/2028 175,970
0.1
Luxembourg : 0.1%
300,000
(1)
Cosan Luxembourg SA,
7.500%,
06/27/2030 301,851
0.1
100,000  Schlumberger
Investment SA, 4.850%,
05/15/2033 99,233
0.0
401,084
0.1
Mexico : 0.6%
325,000
(1)(2)
BBVA Bancomer
SA/Texas, 8.450%,
06/29/2038 331,175
0.1
475,000  Petroleos Mexicanos,
5.950%,
01/28/2031 353,093
0.1
387,000  Petroleos Mexicanos,
6.700%,
02/16/2032 298,544
0.1
675,000
(1)
Petroleos Mexicanos,
10.000%,
02/07/2033 629,213
0.3
1,612,025
0.6
Netherlands : 0.2%
275,000
(1)
Embraer Netherlands
Finance BV, 7.000%,
07/28/2030 278,190
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Netherlands: (continued)
355,000  ING Groep NV, 4.050%,
04/09/2029 $ 332,340
0.1
610,530
0.2
Norway : 0.0%
56,000  Equinor ASA, 3.125%,
04/06/2030 51,144
0.0
Panama : 0.2%
247,762
(1)
AES Panama
Generation Holdings
SRL, 4.375%,
05/31/2030 215,301
0.1
250,000
(1)
Banco Nacional de
Panama, 2.500%,
08/11/2030 200,314
0.1
415,615
0.2
Peru : 0.1%
300,000
(1)
Corp Financiera de
Desarrollo SA, 2.400%,
09/28/2027 262,104
0.1
Poland : 0.1%
225,000
(1)
Bank Gospodarstwa
Krajowego, 5.375%,
05/22/2033 225,078
0.1
Saudi Arabia : 0.2%
325,000
(1)
EIG Pearl Holdings Sarl,
3.545%,
08/31/2036 275,865
0.1
200,000
(1)
Greensaif Pipelines
Bidco Sarl, 6.129%,
02/23/2038 205,958
0.1
481,823
0.2
Singapore : 0.1%
271,000  Pfizer Investment
Enterprises Pte Ltd.,
4.750%,
05/19/2033 269,313
0.1
12,000  Pfizer Investment
Enterprises Pte Ltd.,
5.110%,
05/19/2043 11,917
0.0
51,000  Pfizer Investment
Enterprises Pte Ltd.,
5.300%,
05/19/2053 52,444
0.0
51,000  Pfizer Investment
Enterprises Pte Ltd.,
5.340%,
05/19/2063 51,188
0.0
384,862
0.1
South Africa : 0.2%
600,000
(1)
Anglo American
Capital PLC, 3.625%,
09/11/2024 585,704
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Spain : 0.1%
200,000
(2)
Banco Santander SA,
3.225%,
11/22/2032 $ 159,504
0.1
Switzerland : 0.4%
456,000
(1)
Credit Suisse AG,
6.500%,
08/08/2023 455,070
0.1
250,000
(3)
Credit Suisse AG/
New York NY, 1.250%,
08/07/2026 217,829
0.1
250,000
(1)(2)
Credit Suisse
Group AG, 9.016%,
11/15/2033 304,242
0.1
200,000
(1)(2)
UBS Group AG,
4.751%,
05/12/2028 191,815
0.1
1,168,956
0.4
Thailand : 0.1%
450,000
(1)
GC Treasury Center
Co. Ltd., 2.980%,
03/18/2031 371,941
0.1
United Arab Emirates : 0.2%
310,485
(1)
Galaxy Pipeline Assets
Bidco Ltd., 2.160%,
03/31/2034 264,692
0.1
284,955
(1)
Galaxy Pipeline Assets
Bidco Ltd., 2.940%,
09/30/2040 230,686
0.1
495,378
0.2
United Kingdom : 0.8%
40,000  Astrazeneca Finance
LLC, 4.900%,
03/03/2030 40,040
0.0
500,000
(2)
HSBC Holdings PLC,
1.162%,
11/22/2024 491,517
0.2
217,000
(2)
HSBC Holdings PLC,
2.999%,
03/10/2026 207,068
0.1
200,000
(2)
HSBC Holdings PLC,
6.332%,
03/09/2044 209,368
0.1
200,000
(2)(3)
HSBC Holdings PLC,
6.547%,
06/20/2034 200,071
0.1
200,000
(2)
Lloyds Banking
Group PLC, 5.871%,
03/06/2029 199,682
0.1
324,000
(2)
Lloyds Banking
Group PLC, 8.000%,
12/31/2199 304,074
0.1
240,000
(1)
LSEGA Financing PLC,
3.200%,
04/06/2041 179,364
0.0
200,000
(2)
NatWest Group PLC,
5.808%,
09/13/2029 199,254
0.0
245,000
(1)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 207,030
0.1
32,000  Vodafone Group PLC,
5.750%,
02/10/2063 30,760
0.0
2,268,228
0.8
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States : 20.0%
93,000  AbbVie, Inc., 3.200%,
11/21/2029 $ 84,285
0.0
655,000  AbbVie, Inc., 3.800%,
03/15/2025 638,372
0.3
6,000  AbbVie, Inc., 4.050%,
11/21/2039 5,229
0.0
3,000  AbbVie, Inc., 4.300%,
05/14/2036 2,761
0.0
225,000
(1)
ADT Security Corp.,
4.125%,
08/01/2029 195,431
0.1
113,000
(3)
Advanced Micro
Devices, Inc., 3.924%,
06/01/2032 106,348
0.1
148,000  Advanced Micro
Devices, Inc., 4.393%,
06/01/2052 133,391
0.1
332,000
(1)
AEP Texas, Inc.,
3.850%,
10/01/2025 317,882
0.1
76,000  AES Corp., 5.450%,
06/01/2028 75,365
0.0
230,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 200,487
0.1
10,000  Alexandria Real Estate
Equities, Inc., 3.550%,
03/15/2052 6,979
0.0
9,000  Alexandria Real Estate
Equities, Inc., 5.150%,
04/15/2053 8,300
0.0
79,000  Alleghany Corp.,
3.250%,
08/15/2051 55,022
0.0
46,000  Alleghany Corp.,
3.625%,
05/15/2030 42,622
0.0
3,000  Alleghany Corp.,
4.900%,
09/15/2044 2,775
0.0
168,000  Altria Group, Inc.,
4.500%,
05/02/2043 134,107
0.1
113,000  Amazon.com, Inc.,
2.100%,
05/12/2031 94,510
0.0
285,000  Amazon.com, Inc.,
2.875%,
05/12/2041 218,077
0.1
53,000  Amazon.com, Inc.,
4.100%,
04/13/2062 45,233
0.0
70,000  Amazon.com, Inc.,
4.550%,
12/01/2027 69,995
0.0
70,024  American Airlines
Pass Through Trust
2016-1, AA, 3.575%,
07/15/2029 64,527
0.0
34,153  American Airlines Pass
Through Trust 2016-2,
A, 3.650%,
12/15/2029 29,770
0.0
392,746  American Airlines Pass
Through Trust 2021-1,
A, 2.875%,
01/11/2036 328,089
0.1
76,000  American Electric
Power Co., Inc.,
3.250%,
03/01/2050 52,102
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
65,000
(2)
American Electric
Power Co., Inc.,
3.875%,
02/15/2062 $ 52,772
0.0
47,000  American Electric
Power Co., Inc.,
5.625%,
03/01/2033 47,894
0.0
36,000
(2)
American Express Co.,
4.990%,
05/01/2026 35,600
0.0
20,000
(2)
American Express Co.,
5.043%,
05/01/2034 19,628
0.0
72,000  American Homes 4
Rent L.P., 3.625%,
04/15/2032 62,577
0.0
43,000  American Homes 4
Rent L.P., 4.300%,
04/15/2052 33,675
0.0
86,000  American Honda
Finance Corp., 4.700%,
01/12/2028 85,379
0.0
76,000  American Honda
Finance Corp., 5.125%,
07/07/2028 76,431
0.0
391,000  American International
Group, Inc., 4.750%,
04/01/2048 352,187
0.1
96,000  American International
Group, Inc., 5.125%,
03/27/2033 94,454
0.0
527,000  American Tower Corp.,
2.750%,
01/15/2027 482,982
0.2
63,000  American Tower Corp.,
3.650%,
03/15/2027 59,258
0.0
86,000
(1)
American Transmission
Systems, Inc., 2.650%,
01/15/2032 71,445
0.0
13,000  Amgen, Inc., 2.770%,
09/01/2053 7,999
0.0
37,000  Amgen, Inc., 4.400%,
02/22/2062 30,273
0.0
75,000  Amgen, Inc., 5.250%,
03/02/2033 74,880
0.0
160,000  Amgen, Inc., 5.600%,
03/02/2043 159,235
0.1
55,000  Amgen, Inc., 5.650%,
03/02/2053 55,205
0.0
62,000  Amgen, Inc., 5.750%,
03/02/2063 62,389
0.0
245,000
(1)(3)
ANGI Group LLC,
3.875%,
08/15/2028 205,970
0.1
135,000
(1)
Antero Resources
Corp., 5.375%,
03/01/2030 125,954
0.1
59,000  Apple, Inc., 2.850%,
08/05/2061 39,573
0.0
26,000  Apple, Inc., 4.100%,
08/08/2062 22,682
0.0
26,000  Apple, Inc., 4.150%,
05/10/2030 25,678
0.0
19,000
(3)
Apple, Inc., 4.300%,
05/10/2033 18,906
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
120,000  Arthur J Gallagher
& Co., 5.750%,
03/02/2053 $ 120,400
0.1
210,000  Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 185,657
0.1
68,000  AT&T, Inc., 3.650%,
09/15/2059 45,541
0.0
67,000  Avnet, Inc., 5.500%,
06/01/2032 64,048
0.0
52,000  Avnet, Inc., 6.250%,
03/15/2028 52,559
0.0
46,000  Baltimore Gas and
Electric Co., 5.400%,
06/01/2053 46,882
0.0
319,000
(2)
Bank of America Corp.,
1.734%,
07/22/2027 285,989
0.1
75,000
(2)
Bank of America Corp.,
2.087%,
06/14/2029 64,403
0.0
211,000
(2)
Bank of America Corp.,
2.299%,
07/21/2032 168,887
0.1
418,000
(2)
Bank of America Corp.,
2.482%,
09/21/2036 320,606
0.1
105,000
(2)
Bank of America Corp.,
2.551%,
02/04/2028 95,197
0.0
152,000
(2)
Bank of America Corp.,
2.572%,
10/20/2032 123,437
0.1
350,000
(2)
Bank of America Corp.,
2.687%,
04/22/2032 290,090
0.1
245,000
(2)
Bank of America Corp.,
3.419%,
12/20/2028 225,743
0.1
83,000
(2)
Bank of America Corp.,
3.593%,
07/21/2028 77,362
0.0
151,000
(2)
Bank of America Corp.,
3.846%,
03/08/2037 130,254
0.1
74,000
(2)
Bank of America Corp.,
4.083%,
03/20/2051 61,761
0.0
175,000
(2)
Bank of America Corp.,
4.571%,
04/27/2033 164,588
0.1
64,000
(2)
Bank of America Corp.,
5.202%,
04/25/2029 63,594
0.0
438,000
(2)
Bank of America Corp.,
5.288%,
04/25/2034 434,829
0.2
250,000
(2)
Bank of America Corp.
N, 2.651%,
03/11/2032 207,163
0.1
254,000
(2)
Bank of America
Corp. RR, 4.375%,
12/31/2199 223,265
0.1
28,000  BAT Capital Corp.,
6.343%,
08/02/2030 28,000
0.0
28,000  BAT Capital Corp.,
6.421%,
08/02/2033 28,000
0.0
78,000  BAT Capital Corp.,
7.079%,
08/02/2043 78,592
0.0
84,000  BAT Capital Corp.,
7.081%,
08/02/2053 84,781
0.0
225,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 204,827
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
86,000  Becton Dickinson & Co.,
4.693%,
02/13/2028 $ 85,094
0.0
482,000  Berry Global, Inc.,
1.650%,
01/15/2027 418,696
0.2
61,000  BlackRock, Inc.,
4.750%,
05/25/2033 59,902
0.0
62,000
(1)
Blackstone Holdings
Finance Co. LLC,
2.000%,
01/30/2032 46,655
0.0
197,000
(1)
Blackstone Holdings
Finance Co. LLC,
6.200%,
04/22/2033 204,414
0.1
391,000  Boeing Co., 3.625%,
02/01/2031 354,243
0.1
77,000  Boeing Co., 5.150%,
05/01/2030 76,407
0.0
16,000  Boeing Co., 5.805%,
05/01/2050 16,109
0.0
32,000  Boeing Co., 5.930%,
05/01/2060 32,007
0.0
88,000  BP Capital Markets
America, Inc., 2.939%,
06/04/2051 59,793
0.0
13,000  Bristol-Myers
Squibb Co., 3.700%,
03/15/2052 10,305
0.0
125,000
(1)
Broadcom, Inc.,
3.187%,
11/15/2036 94,604
0.0
170,000
(1)
Broadcom, Inc.,
4.926%,
05/15/2037 154,597
0.1
100,000  Burlington Northern
Santa Fe LLC, 3.900%,
08/01/2046 82,218
0.0
6,000  Burlington Northern
Santa Fe LLC, 4.050%,
06/15/2048 5,102
0.0
10,000  Burlington Northern
Santa Fe LLC, 4.150%,
04/01/2045 8,685
0.0
13,000  Burlington Northern
Santa Fe LLC, 4.550%,
09/01/2044 11,964
0.0
101,000  Burlington Northern
Santa Fe LLC, 5.200%,
04/15/2054 101,570
0.1
74,000
(2)
Capital One Financial
Corp., 6.377%,
06/08/2034 74,737
0.0
43,000
(1)
Cargill, Inc., 1.700%,
02/02/2031 34,299
0.0
41,000
(1)
Cargill, Inc., 2.125%,
04/23/2030 34,537
0.0
108,000
(1)
Cargill, Inc., 2.125%,
11/10/2031 87,765
0.0
84,000  CBRE Services, Inc.,
5.950%,
08/15/2034 84,702
0.0
233,000  Centene Corp., 3.000%,
10/15/2030 195,156
0.1
118,000  Centene Corp., 4.625%,
12/15/2029 109,814
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
86,000  CenterPoint Energy,
Inc., 4.250%,
11/01/2028 $ 80,583
0.0
120,000
(3)
Central Garden &
Pet Co., 4.125%,
10/15/2030 102,129
0.1
78,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
2.250%,
01/15/2029 64,728
0.0
44,000
(1)
Cheniere Energy
Partners L.P., 5.950%,
06/30/2033 44,578
0.0
59,000  Chubb INA Holdings,
Inc., 2.850%,
12/15/2051 40,505
0.0
25,000  Chubb INA Holdings,
Inc., 3.050%,
12/15/2061 16,785
0.0
390,000  Cigna Group, 3.050%,
10/15/2027 360,545
0.1
35,000  Cigna Group, 5.400%,
03/15/2033 35,547
0.0
57,000  Citizens Financial
Group, Inc., 2.500%,
02/06/2030 45,707
0.0
12,000  Citizens Financial
Group, Inc., 2.638%,
09/30/2032 8,892
0.0
35,000
(2)
Citizens Financial
Group, Inc., 5.641%,
05/21/2037 31,484
0.0
259,000
(1)
Cleveland Electric
Illuminating Co.,
3.500%,
04/01/2028 238,499
0.1
205,000
(1)
Cleveland-Cliffs, Inc.,
6.750%,
04/15/2030 199,679
0.1
64,000  Comcast Corp.,
1.950%,
01/15/2031 52,247
0.0
168,000  Comcast Corp.,
3.750%,
04/01/2040 140,687
0.1
89,000  Comcast Corp.,
4.250%,
01/15/2033 84,497
0.0
59,000  Comcast Corp.,
5.350%,
11/15/2027 60,047
0.0
27,000  Comcast Corp.,
5.350%,
05/15/2053 27,134
0.0
152,000  Comcast Corp.,
5.500%,
05/15/2064 152,695
0.1
70,000  Comcast Corp.,
5.650%,
06/15/2035 73,489
0.0
71,000  Connecticut Light and
Power Co., 5.250%,
01/15/2053 71,378
0.0
72,000  ConocoPhillips Co.,
5.300%,
05/15/2053 72,831
0.0
99,000  Consumers Energy Co.,
4.900%,
02/15/2029 98,951
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
147,000  Corebridge Financial,
Inc., 3.850%,
04/05/2029 $ 134,875
0.1
89,000  Corebridge Financial,
Inc., 3.900%,
04/05/2032 78,469
0.0
184,000
(2)
Corebridge Financial,
Inc., 6.875%,
12/15/2052 179,824
0.1
200,000
(1)
Crestwood Midstream
Partners L.P. /
Crestwood Midstream
Finance Corp., 5.625%,
05/01/2027 190,184
0.1
44,000  Crown Castle, Inc.,
2.900%,
03/15/2027 40,446
0.0
51,000  Crown Castle, Inc.,
4.150%,
07/01/2050 39,775
0.0
25,000  Crown Castle, Inc.,
4.800%,
09/01/2028 24,383
0.0
71,000  CSX Corp., 4.500%,
08/01/2054 62,981
0.0
106,000  Cummins, Inc., 2.600%,
09/01/2050 85,795
0.0
7,000  CVS Health Corp.,
3.250%,
08/15/2029 6,300
0.0
3,000  CVS Health Corp.,
4.125%,
04/01/2040 2,522
0.0
4,000  CVS Health Corp.,
5.125%,
07/20/2045 3,679
0.0
18,000  CVS Health Corp.,
5.300%,
06/01/2033 17,988
0.0
56,000  CVS Health Corp.,
6.000%,
06/01/2063 56,958
0.0
210,000
(1)
DaVita, Inc., 3.750%,
02/15/2031 168,153
0.1
220,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 187,924
0.1
96,000  Deere & Co., 3.100%,
04/15/2030 87,686
0.0
92,000  Dell International LLC
/ EMC Corp., 6.020%,
06/15/2026 93,305
0.0
129,023  Delta Air Lines Pass
Through Trust 2015-1,
B, 4.250%,
01/30/2025 129,023
0.1
91,000  Diamondback
Energy, Inc., 4.250%,
03/15/2052 70,776
0.0
63,000  Diamondback
Energy, Inc., 6.250%,
03/15/2033 65,846
0.0
34,000  Diamondback
Energy, Inc., 6.250%,
03/15/2053 34,847
0.0
81,000  Discovery
Communications LLC,
5.300%,
05/15/2049 67,265
0.0
28,000  Dollar General Corp.,
3.500%,
04/03/2030 25,242
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
44,000  Dollar General Corp.,
5.200%,
07/05/2028 $ 43,943
0.0
40,000  Dollar General Corp.,
5.450%,
07/05/2033 39,757
0.0
117,000  Dominion Energy, Inc.,
5.375%,
11/15/2032 117,276
0.1
86,000
(2)
Dominion Energy, Inc.
B, 4.650%,
12/31/2199 78,733
0.0
158,000
(2)
Dominion Energy, Inc.
C, 4.350%,
12/31/2199 136,417
0.1
225,000
(1)
DT Midstream, Inc.,
4.375%,
06/15/2031 195,566
0.1
266,000  DTE Electric Co.,
2.250%,
03/01/2030 227,706
0.1
97,000  DTE Electric Co.,
4.300%,
07/01/2044 83,520
0.0
22,000  DTE Electric Co.,
5.400%,
04/01/2053 22,676
0.0
10,000  Duke Energy Carolinas
LLC, 3.750%,
06/01/2045 7,881
0.0
3,000  Duke Energy Carolinas
LLC, 3.875%,
03/15/2046 2,378
0.0
3,000  Duke Energy Carolinas
LLC, 4.250%,
12/15/2041 2,575
0.0
24,000  Duke Energy Carolinas
LLC, 5.350%,
01/15/2053 24,137
0.0
804,000  Duke Energy Corp.,
2.650%,
09/01/2026 745,464
0.3
93,000  Duke Energy Florida
LLC, 2.400%,
12/15/2031 76,797
0.0
47,000  Duke Energy Florida
LLC, 5.950%,
11/15/2052 50,786
0.0
40,000  Duke Energy Indiana
LLC, 5.400%,
04/01/2053 40,253
0.0
3,000  Duke Energy Ohio, Inc.,
3.700%,
06/15/2046 2,263
0.0
26,000  Duke Energy Ohio, Inc.,
5.250%,
04/01/2033 26,320
0.0
19,000  Duke Energy Ohio, Inc.,
5.650%,
04/01/2053 19,560
0.0
11,000  Duke Energy Progress
LLC, 4.000%,
04/01/2052 8,893
0.0
3,000  Duke Energy Progress
LLC, 4.100%,
03/15/2043 2,512
0.0
35,000  Ecolab, Inc., 2.750%,
08/18/2055 22,377
0.0
37,000  Elevance Health, Inc.,
4.900%,
02/08/2026 36,556
0.0
19,000  Eli Lilly & Co., 4.875%,
02/27/2053 19,237
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
42,000  Eli Lilly & Co., 4.950%,
02/27/2063 $ 42,183
0.0
140,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 139,300
0.1
210,000
(1)
Energizer Holdings,
Inc., 4.375%,
03/31/2029 182,235
0.1
117,000  Energy Transfer L.P.,
4.250%,
04/01/2024 115,824
0.1
846,000  Energy Transfer L.P.,
4.900%,
02/01/2024 839,851
0.3
49,000  Energy Transfer L.P.,
5.300%,
04/15/2047 42,979
0.0
327,000  Energy Transfer L.P.,
5.400%,
10/01/2047 289,645
0.1
58,000  Energy Transfer L.P.,
5.750%,
02/15/2033 58,774
0.0
250,000  Energy Transfer L.P.
/ Regency Energy
Finance Corp., 4.500%,
11/01/2023 248,980
0.1
215,000
(1)
EnLink Midstream LLC,
6.500%,
09/01/2030 216,598
0.1
12,000  Entergy Arkansas LLC,
3.350%,
06/15/2052 8,572
0.0
35,000  Entergy Arkansas LLC,
4.200%,
04/01/2049 29,089
0.0
29,000
(3)
Entergy Arkansas LLC,
5.150%,
01/15/2033 29,202
0.0
157,000  Entergy Corp., 2.800%,
06/15/2030 133,633
0.1
75,000  Entergy Mississippi
LLC, 5.000%,
09/01/2033 73,505
0.0
41,000  Enterprise Products
Operating LLC, 3.950%,
01/31/2060 31,350
0.0
56,000
(1)
ERAC USA Finance
LLC, 5.400%,
05/01/2053 56,172
0.0
118,000  Essential Utilities, Inc.,
2.704%,
04/15/2030 100,213
0.1
49,000  Estee Lauder Cos., Inc.,
4.650%,
05/15/2033 48,275
0.0
68,000  Evergy Kansas
Central, Inc., 3.250%,
09/01/2049 48,374
0.0
65,000  Evergy Kansas
Central, Inc., 4.125%,
03/01/2042 54,392
0.0
79,000  Evergy Kansas
Central, Inc., 5.700%,
03/15/2053 81,089
0.0
106,000  Eversource Energy,
2.900%,
03/01/2027 97,812
0.1
45,000  Eversource Energy,
5.125%,
05/15/2033 44,383
0.0
60,000  Eversource Energy,
5.450%,
03/01/2028 60,878
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
92,000  Eversource Energy U,
1.400%,
08/15/2026 $ 81,761
0.0
97,000  Exelon Corp., 5.150%,
03/15/2028 97,174
0.0
110,000  Extra Space Storage
L.P., 2.350%,
03/15/2032 86,731
0.0
58,000  Exxon Mobil Corp.,
2.995%,
08/16/2039 45,506
0.0
134,000  Exxon Mobil Corp.,
3.452%,
04/15/2051 103,124
0.1
53,000  FedEx Corp., 5.250%,
05/15/2050 50,884
0.0
60,000
(2)
Fifth Third Bancorp,
6.339%,
07/27/2029 61,127
0.0
250,000  First Horizon Bank,
5.750%,
05/01/2030 223,254
0.1
14,000  Florida Power &
Light Co., 2.875%,
12/04/2051 9,551
0.0
94,000  Florida Power &
Light Co., 4.125%,
02/01/2042 81,758
0.0
49,000  Florida Power &
Light Co., 4.625%,
05/15/2030 48,438
0.0
34,000  Florida Power &
Light Co., 4.800%,
05/15/2033 33,725
0.0
35,000  FMC Corp., 5.150%,
05/18/2026 34,619
0.0
210,000  Ford Motor Co.,
6.100%,
08/19/2032 203,359
0.1
200,000  Ford Motor Credit
Co. LLC, 5.113%,
05/03/2029 186,934
0.1
56,000  Fortune Brands
Innovations, Inc.,
5.875%,
06/01/2033 56,528
0.0
227,000  Freeport-McMoRan,
Inc., 4.250%,
03/01/2030 209,585
0.1
185,000
(1)
GCI LLC, 4.750%,
10/15/2028 160,974
0.1
248,000
(3)
General Mills, Inc.,
2.875%,
04/15/2030 218,677
0.1
301,000  General Motors
Financial Co., Inc.,
5.250%,
03/01/2026 297,984
0.1
39,000  General Motors
Financial Co., Inc.,
5.850%,
04/06/2030 38,978
0.0
40,000  Georgia Power Co.,
4.650%,
05/16/2028 39,339
0.0
200,000
(1)(3)
Gray Television, Inc.,
7.000%,
05/15/2027 173,263
0.1
230,000
(1)
H&E Equipment
Services, Inc., 3.875%,
12/15/2028 202,364
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
44,000  HCA, Inc., 2.375%,
07/15/2031 $ 35,171
0.0
24,000
(1)
HCA, Inc., 3.125%,
03/15/2027 22,141
0.0
58,000
(1)
HCA, Inc., 3.625%,
03/15/2032 50,431
0.0
267,000  HCA, Inc., 4.125%,
06/15/2029 247,889
0.1
2,000
(1)
HCA, Inc., 4.375%,
03/15/2042 1,639
0.0
145,000  HCA, Inc., 5.250%,
04/15/2025 143,815
0.1
214,000  HCA, Inc., 5.375%,
09/01/2026 213,511
0.1
25,000  HCA, Inc., 5.500%,
06/01/2033 24,902
0.0
48,000  HCA, Inc., 5.900%,
06/01/2053 47,211
0.0
152,000  Healthpeak OP LLC,
3.000%,
01/15/2030 132,474
0.1
100,000  Healthpeak OP LLC,
5.250%,
12/15/2032 98,489
0.1
111,000  HEICO Corp., 5.250%,
08/01/2028 110,742
0.1
200,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 181,868
0.1
42,000  HP, Inc., 2.650%,
06/17/2031 34,378
0.0
35,000
(2)
Huntington Bancshares,
Inc., 2.487%,
08/15/2036 26,230
0.0
80,000
(1)
Hyundai Capital
America, 5.680%,
06/26/2028 79,755
0.0
230,000
(1)
Ingevity Corp., 3.875%,
11/01/2028 198,723
0.1
56,000  Intel Corp., 3.750%,
08/05/2027 53,712
0.0
75,000  Intel Corp., 5.125%,
02/10/2030 75,648
0.0
104,000  Intercontinental
Exchange, Inc.,
1.850%,
09/15/2032 80,198
0.0
60,000  Intercontinental
Exchange, Inc.,
2.100%,
06/15/2030 50,256
0.0
86,000  International Business
Machines Corp.,
4.150%,
07/27/2027 83,794
0.0
43,000  Interstate Power and
Light Co., 3.100%,
11/30/2051 28,272
0.0
46,000  Invitation Homes
Operating Parternship
L.P., 5.450%,
08/15/2030 45,478
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
46,000  Invitation Homes
Operating Parternship
L.P., 5.500%,
08/15/2033 $ 45,375
0.0
196,000  IPALCO Enterprises,
Inc., 4.250%,
05/01/2030 178,834
0.1
184,000  John Deere Capital
Corp., 4.700%,
06/10/2030 183,122
0.1
76,000  John Deere Capital
Corp., 4.750%,
01/20/2028 75,854
0.0
51,000  John Deere Capital
Corp., 4.950%,
07/14/2028 51,391
0.0
118,000  Johnson & Johnson,
3.625%,
03/03/2037 105,898
0.1
268,000
(2)
JPMorgan Chase & Co.,
1.470%,
09/22/2027 237,383
0.1
121,000
(2)
JPMorgan Chase & Co.,
1.578%,
04/22/2027 108,995
0.1
86,000
(2)
JPMorgan Chase & Co.,
2.069%,
06/01/2029 74,197
0.0
201,000
(2)
JPMorgan Chase & Co.,
2.182%,
06/01/2028 179,060
0.1
48,000
(2)
JPMorgan Chase & Co.,
2.595%,
02/24/2026 45,847
0.0
337,000
(2)
JPMorgan Chase & Co.,
2.947%,
02/24/2028 310,640
0.1
802,000  JPMorgan Chase & Co.,
2.950%,
10/01/2026 751,997
0.3
604,000
(2)
JPMorgan Chase & Co.,
3.782%,
02/01/2028 572,921
0.2
463,000
(2)(3)
JPMorgan Chase & Co.
R, 8.934%, (TSFR3M +
3.562%),
12/31/2199 465,269
0.2
28,000  Kentucky Utilities
Co. KENT, 5.450%,
04/15/2033 28,580
0.0
100,000
(1)
Kenvue, Inc., 4.900%,
03/22/2033 100,747
0.1
42,000
(1)
Kenvue, Inc., 5.050%,
03/22/2028 42,390
0.0
42,000
(1)
Kenvue, Inc., 5.050%,
03/22/2053 42,265
0.0
86,000
(1)
Kenvue, Inc., 5.100%,
03/22/2043 86,342
0.0
63,000
(1)
Kenvue, Inc., 5.200%,
03/22/2063 63,628
0.0
125,000
(2)
KeyCorp, 4.789%,
06/01/2033 110,992
0.1
199,000  Kinder Morgan Energy
Partners L.P., 4.250%,
09/01/2024 195,886
0.1
54,000  KLA Corp., 5.250%,
07/15/2062 53,971
0.0
144,000  Kraft Heinz Foods Co.,
4.625%,
10/01/2039 130,019
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
89,000  Kraft Heinz Foods Co.,
6.875%,
01/26/2039 $ 100,014
0.1
57,000  L3Harris Technologies,
Inc., 5.400%,
07/31/2033 57,433
0.0
220,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 185,684
0.1
114,000
(1)
Liberty Mutual
Group, Inc., 3.950%,
05/15/2060 80,192
0.0
73,000  Lockheed Martin Corp.,
4.750%,
02/15/2034 72,592
0.0
73,000  Lockheed Martin Corp.,
5.200%,
02/15/2055 74,508
0.0
39,000  Lockheed Martin Corp.,
5.250%,
01/15/2033 40,291
0.0
28,000  Lockheed Martin Corp.,
5.900%,
11/15/2063 31,470
0.0
28,000  Louisville Gas and
Electric Co. LOU,
5.450%,
04/15/2033 28,667
0.0
64,000  Lowe's Cos., Inc.,
4.250%,
04/01/2052 51,864
0.0
40,000  Lowe's Cos., Inc.,
4.450%,
04/01/2062 32,182
0.0
40,000  Lowe's Cos., Inc.,
5.750%,
07/01/2053 40,706
0.0
30,000  Lowe's Cos., Inc.,
5.850%,
04/01/2063 30,145
0.0
17,000  LYB International
Finance III LLC,
3.625%,
04/01/2051 11,798
0.0
225,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 164,350
0.1
135,000
(1)
Mars, Inc., 2.375%,
07/16/2040 92,512
0.0
225,000
(1)
Match Group Holdings
II LLC, 3.625%,
10/01/2031 185,423
0.1
65,000  McKesson Corp.,
5.250%,
02/15/2026 65,003
0.0
225,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 197,229
0.1
82,000  Medtronic Global
Holdings SCA, 4.500%,
03/30/2033 80,052
0.0
155,000  Mercedes-Benz Finance
North America LLC,
5.050%,
08/03/2033 154,315
0.1
25,000  Merck & Co., Inc.,
4.500%,
05/17/2033 24,616
0.0
50,000  Merck & Co., Inc.,
4.900%,
05/17/2044 49,561
0.0
63,000  Merck & Co., Inc.,
5.000%,
05/17/2053 63,251
0.0
68,000  Merck & Co., Inc.,
5.150%,
05/17/2063 68,744
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
48,000  Meta Platforms, Inc.,
3.500%,
08/15/2027 $ 45,876
0.0
138,000  Meta Platforms, Inc.,
4.450%,
08/15/2052 120,510
0.1
25,000  Meta Platforms, Inc.,
4.650%,
08/15/2062 22,132
0.0
25,000  Meta Platforms, Inc.,
5.600%,
05/15/2053 25,761
0.0
175,000  Meta Platforms, Inc.,
5.750%,
05/15/2063 181,633
0.1
374,000
(1)
Metropolitan Edison
Co., 4.000%,
04/15/2025 357,052
0.1
168,000  Mississippi Power
Co. 12-A, 4.250%,
03/15/2042 141,256
0.1
23,000  Molson Coors
Beverage Co., 4.200%,
07/15/2046 18,908
0.0
166,000
(2)
Morgan Stanley,
0.791%,
01/22/2025 161,839
0.1
218,000
(2)
Morgan Stanley,
1.164%,
10/21/2025 204,957
0.1
103,000
(2)
Morgan Stanley,
1.512%,
07/20/2027 91,558
0.0
380,000
(2)
Morgan Stanley,
1.593%,
05/04/2027 341,111
0.1
35,000
(2)
Morgan Stanley,
2.699%,
01/22/2031 29,887
0.0
107,000
(2)
Morgan Stanley,
2.720%,
07/22/2025 103,641
0.1
41,000
(2)
Morgan Stanley,
3.591%,
07/22/2028 38,206
0.0
224,000
(2)
Morgan Stanley,
5.297%,
04/20/2037 212,676
0.1
162,000
(2)
Morgan Stanley,
5.424%,
07/21/2034 161,934
0.1
398,000
(2)
Morgan Stanley,
5.948%,
01/19/2038 396,101
0.2
31,000
(2)
Morgan Stanley,
6.296%,
10/18/2028 32,101
0.0
386,000
(2)
Morgan Stanley,
6.342%,
10/18/2033 410,603
0.2
951,000  Morgan Stanley,
3.125%,
07/27/2026 893,499
0.3
82,000
(2)
Morgan Stanley,
5.164%,
04/20/2029 81,167
0.0
389,000
(2)
Morgan Stanley,
5.250%,
04/21/2034 384,149
0.2
319,000  MPLX L.P., 4.000%,
03/15/2028 301,849
0.1
215,000  MPT Operating
Partnership L.P. / MPT
Finance Corp., 3.500%,
03/15/2031 155,388
0.1
436,000  Mylan, Inc., 4.200%,
11/29/2023 433,196
0.2
100,000  Mylan, Inc., 5.200%,
04/15/2048 79,649
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
250,000  National Rural Utilities
Cooperative Finance
Corp., 3.900%,
11/01/2028 $ 237,712
0.1
83,000  National Rural Utilities
Cooperative Finance
Corp., 4.150%,
12/15/2032 76,661
0.0
51,000  National Rural Utilities
Cooperative Finance
Corp., 5.800%,
01/15/2033 53,280
0.0
84,000
(2)
National Rural Utilities
Cooperative Finance
Corp., 7.125%,
09/15/2053 84,820
0.0
200,000  Navient Corp., 5.000%,
03/15/2027 181,188
0.1
169,000
(1)
Nestle Holdings, Inc.,
1.250%,
09/15/2030 134,887
0.1
161,000
(1)
Nestle Holdings, Inc.,
4.125%,
10/01/2027 157,238
0.1
152,000
(1)
New York Life Global
Funding, 4.550%,
01/28/2033 146,003
0.1
84,000  NextEra Energy Capital
Holdings, Inc., 4.255%,
09/01/2024 82,768
0.0
43,000  NextEra Energy Capital
Holdings, Inc., 5.050%,
02/28/2033 42,256
0.0
100,000  NextEra Energy Capital
Holdings, Inc., 5.250%,
02/28/2053 95,786
0.0
89,000  NextEra Energy Capital
Holdings, Inc., 6.051%,
03/01/2025 89,684
0.0
45,000  Norfolk Southern Corp.,
5.050%,
08/01/2030 44,908
0.0
69,000  Norfolk Southern Corp.,
5.350%,
08/01/2054 69,000
0.0
130,000  Northern States
Power Co., 3.600%,
09/15/2047 100,885
0.1
35,000
(2)
Northern Trust Corp.,
3.375%,
05/08/2032 31,555
0.0
198,000  Northern Trust Corp.,
6.125%,
11/02/2032 206,464
0.1
3,000  Northrop Grumman
Corp., 4.950%,
03/15/2053 2,889
0.0
61,000  Northrop Grumman
Corp., 5.150%,
05/01/2040 59,687
0.0
190,000
(1)
Novelis Corp., 4.750%,
01/30/2030 170,959
0.1
52,000  Nucor Corp., 4.300%,
05/23/2027 50,669
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
33,000  Occidental Petroleum
Corp., 7.500%,
05/01/2031 $ 36,266
0.0
200,000
(3)
Olin Corp., 5.000%,
02/01/2030 183,876
0.1
254,000  Oracle Corp., 2.800%,
04/01/2027 234,668
0.1
440,000  Oracle Corp., 2.950%,
05/15/2025 421,679
0.2
144,000  Oracle Corp., 3.800%,
11/15/2037 117,074
0.1
63,000  Oracle Corp., 6.150%,
11/09/2029 66,097
0.0
38,000  O'Reilly Automotive,
Inc., 3.600%,
09/01/2027 36,038
0.0
92,000  O'Reilly Automotive,
Inc., 4.350%,
06/01/2028 89,710
0.0
250,000
(1)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 4.125%,
04/30/2028 224,297
0.1
30,000  Ovintiv, Inc., 5.650%,
05/15/2028 29,826
0.0
19,000  Ovintiv, Inc., 6.250%,
07/15/2033 19,198
0.0
20,000  Ovintiv, Inc., 6.500%,
08/15/2034 20,505
0.0
50,000  Ovintiv, Inc., 7.100%,
07/15/2053 53,377
0.0
45,000  Ovintiv, Inc., 7.375%,
11/01/2031 48,731
0.0
24,000  Pacific Gas and
Electric Co., 4.250%,
03/15/2046 16,912
0.0
20,000  Pacific Gas and
Electric Co., 4.300%,
03/15/2045 14,423
0.0
31,000  Pacific Gas and
Electric Co., 4.450%,
04/15/2042 23,663
0.0
42,000  Pacific Gas and
Electric Co., 6.750%,
01/15/2053 42,114
0.0
103,000  PacifiCorp, 5.350%,
12/01/2053 91,731
0.0
74,000  PacifiCorp, 5.500%,
05/15/2054 67,444
0.0
196,000  Paramount Global,
4.375%,
03/15/2043 136,077
0.1
77,000
(3)
Paramount Global,
4.950%,
01/15/2031 68,980
0.0
67,000  Paramount Global,
4.950%,
05/19/2050 49,701
0.0
7,000  Paramount Global,
5.250%,
04/01/2044 5,239
0.0
26,000  Paramount Global,
5.850%,
09/01/2043 21,804
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
244,000
(2)
PartnerRe Finance
B LLC, 4.500%,
10/01/2050 $ 204,889
0.1
10,000  PayPal Holdings, Inc.,
2.850%,
10/01/2029 8,911
0.0
5,000
(3)
PayPal Holdings, Inc.,
4.400%,
06/01/2032 4,832
0.0
92,000  PayPal Holdings, Inc.,
5.250%,
06/01/2062 89,319
0.0
57,000  PECO Energy Co.,
4.900%,
06/15/2033 56,766
0.0
49,000
(1)
Pennsylvania
Electric Co., 5.150%,
03/30/2026 48,387
0.0
161,000
(1)
Penske Truck Leasing
Co. L.P. / PTL Finance
Corp., 6.200%,
06/15/2030 162,700
0.1
174,000  Philip Morris
International, Inc.,
5.375%,
02/15/2033 173,611
0.1
74,000  Phillips 66, 3.850%,
04/09/2025 72,012
0.0
262,000  Plains All American
Pipeline L.P. / PAA
Finance Corp., 3.600%,
11/01/2024 254,864
0.1
46,000
(2)
PNC Financial Services
Group, Inc. U, 6.000%,
12/31/2199 42,579
0.0
250,000
(2)
PNC Financial Services
Group, Inc. W, 6.250%,
12/31/2199 229,231
0.1
210,000
(1)
Post Holdings, Inc.,
4.625%,
04/15/2030 185,247
0.1
200,000
(1)
Post Holdings, Inc.,
5.500%,
12/15/2029 185,916
0.1
64,000  PPL Electric Utilities
Corp., 5.250%,
05/15/2053 64,377
0.0
37,000  Prologis L.P., 2.250%,
01/15/2032 29,946
0.0
94,000  Prologis L.P., 5.125%,
01/15/2034 94,047
0.0
10,000  Public Service Co.
of New Hampshire,
5.150%,
01/15/2053 9,961
0.0
6,000  Public Service Electric
and Gas Co., 3.800%,
03/01/2046 4,855
0.0
149,000  Public Service
Enterprise Group, Inc.,
2.450%,
11/15/2031 120,242
0.1
36,000  Public Storage, 1.950%,
11/09/2028 31,053
0.0
43,000  Puget Sound Energy,
Inc., 3.250%,
09/15/2049 30,303
0.0
121,000  QUALCOMM, Inc.,
6.000%,
05/20/2053 134,705
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
149,000  Raytheon Technologies
Corp., 4.500%,
06/01/2042 $ 134,919
0.1
69,000  Raytheon Technologies
Corp., 5.150%,
02/27/2033 69,083
0.0
28,000  Rexford Industrial
Realty L.P., 2.150%,
09/01/2031 21,771
0.0
210,000
(1)
Rocket Mortgage LLC
/ Rocket Mortgage
Co-Issuer, Inc., 3.875%,
03/01/2031 172,914
0.1
118,000  Roper Technologies,
Inc., 1.750%,
02/15/2031 93,552
0.0
28,000  Ross Stores, Inc.,
4.700%,
04/15/2027 27,349
0.0
655,000  Royalty Pharma PLC,
1.200%,
09/02/2025 595,649
0.2
400,000  Royalty Pharma PLC,
1.750%,
09/02/2027 347,896
0.1
86,000  Ryder System, Inc.,
5.250%,
06/01/2028 85,336
0.0
25,000  S&P Global, Inc.,
1.250%,
08/15/2030 19,715
0.0
96,000  S&P Global, Inc.,
2.700%,
03/01/2029 86,523
0.0
54,000  S&P Global, Inc.,
2.900%,
03/01/2032 46,740
0.0
114,750
(1)
Seagate HDD Cayman,
9.625%,
12/01/2032 127,147
0.1
108,000
(1)
Sealed Air Corp.,
1.573%,
10/15/2026 95,647
0.0
77,000  Selective Insurance
Group, Inc., 5.375%,
03/01/2049 70,121
0.0
144,000
(2)
Sempra Energy,
4.125%,
04/01/2052 118,470
0.1
67,000  Sempra Energy,
5.500%,
08/01/2033 67,051
0.0
200,000
(1)
Sirius XM Radio, Inc.,
5.500%,
07/01/2029 182,914
0.1
245,000
(1)
Sonic Automotive, Inc.,
4.875%,
11/15/2031 203,609
0.1
44,000  Southern California
Gas Co., 5.200%,
06/01/2033 43,618
0.0
74,000  Southern Co., 5.113%,
08/01/2027 73,369
0.0
38,000  Southwestern Electric
Power Co., 5.300%,
04/01/2033 37,623
0.0
97,000  Sprint Capital Corp.,
6.875%,
11/15/2028 102,912
0.1
231,000  Sprint Capital Corp.,
8.750%,
03/15/2032 278,535
0.1
210,000
(1)
Standard Industries,
Inc., 3.375%,
01/15/2031 169,775
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
230,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 $ 199,911
0.1
21,000  Targa Resources Corp.,
4.200%,
02/01/2033 18,771
0.0
44,000  Targa Resources Corp.,
4.950%,
04/15/2052 36,678
0.0
34,000  Targa Resources Corp.,
6.250%,
07/01/2052 33,804
0.0
118,000
(3)
Target Corp., 4.400%,
01/15/2033 114,108
0.1
71,000  Target Corp., 4.800%,
01/15/2053 67,540
0.0
65,000
(1)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 52,668
0.0
215,000
(1)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 186,572
0.1
42,000  Texas Instruments, Inc.,
4.900%,
03/14/2033 42,667
0.0
60,000  Texas Instruments, Inc.,
5.000%,
03/14/2053 59,938
0.0
152,000  Texas Instruments, Inc.,
5.050%,
05/18/2063 150,644
0.1
86,000  Time Warner Cable
LLC, 5.500%,
09/01/2041 71,971
0.0
4,000  Time Warner Cable
LLC, 5.875%,
11/15/2040 3,541
0.0
7,000  T-Mobile USA, Inc.,
2.050%,
02/15/2028 6,109
0.0
2,000  T-Mobile USA, Inc.,
2.250%,
02/15/2026 1,850
0.0
46,000  T-Mobile USA, Inc.,
3.875%,
04/15/2030 42,287
0.0
79,000  Toyota Motor Credit
Corp., 4.450%,
06/29/2029 77,887
0.0
105,000  Toyota Motor Credit
Corp., 4.550%,
09/20/2027 103,911
0.1
71,000  Trane Technologies
Financing Ltd., 5.250%,
03/03/2033 71,627
0.0
512,000
(2)
Truist Financial Corp.,
5.867%,
06/08/2034 516,795
0.2
50,000
(2)
Truist Financial Corp.,
6.202%, (US0003M +
0.650%),
03/15/2028 43,672
0.0
51,000
(2)
Truist Financial Corp.,
4.916%,
07/28/2033 46,720
0.0
59,000
(2)
Truist Financial Corp.
N, 4.800%,
12/31/2199 52,658
0.0
122,000
(2)
Truist Financial Corp.
Q, 5.100%,
12/31/2199 109,946
0.1
22,000  Union Electric Co.,
5.450%,
03/15/2053 22,341
0.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
16,000  Union Pacific Corp.,
3.750%,
02/05/2070 $ 12,111
0.0
55,000  Union Pacific Corp.,
3.799%,
10/01/2051 44,896
0.0
18,000  Union Pacific Corp.,
3.875%,
02/01/2055 14,498
0.0
43,000  Union Pacific Corp.,
3.950%,
08/15/2059 34,611
0.0
46,000  Union Pacific Corp.,
5.150%,
01/20/2063 46,051
0.0
120,000
(1)
United Airlines, Inc.,
4.625%,
04/15/2029 108,691
0.1
158,000  UnitedHealth Group,
Inc., 2.750%,
05/15/2040 116,783
0.1
82,000  UnitedHealth Group,
Inc., 3.050%,
05/15/2041 62,521
0.0
12,000  UnitedHealth Group,
Inc., 4.200%,
05/15/2032 11,446
0.0
38,000  UnitedHealth Group,
Inc., 5.050%,
04/15/2053 37,405
0.0
62,000  UnitedHealth Group,
Inc., 5.200%,
04/15/2063 61,155
0.0
86,353  US Airways Pass
Through Trust 2012-1,
A, 5.900%,
04/01/2026 86,684
0.0
17,945  US Airways Pass
Through Trust 2012-2,
A, 4.625%,
12/03/2026 16,919
0.0
132,000
(2)
US Bancorp, 4.967%,
07/22/2033 121,970
0.1
261,000  Utah Acquisition
Sub, Inc., 3.950%,
06/15/2026 247,789
0.1
35,000  Utah Acquisition
Sub, Inc., 5.250%,
06/15/2046 28,289
0.0
210,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 213,283
0.1
9,000  Verizon
Communications, Inc.,
1.750%,
01/20/2031 7,060
0.0
8,000  Verizon
Communications, Inc.,
2.550%,
03/21/2031 6,645
0.0
91,000  Verizon
Communications, Inc.,
4.125%,
08/15/2046 73,927
0.0
7,000  Verizon
Communications, Inc.,
4.400%,
11/01/2034 6,410
0.0
135,000  Verizon
Communications, Inc.,
4.812%,
03/15/2039 124,000
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
215,000
(1)
Viasat, Inc., 5.625%,
04/15/2027 $ 193,914
0.1
152,000  Viatris, Inc., 2.700%,
06/22/2030 124,292
0.1
24,000  Viatris, Inc., 3.850%,
06/22/2040 17,081
0.0
53,000  Virginia Electric and
Power Co., 5.450%,
04/01/2053 53,392
0.0
435,000
(1)(3)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 384,443
0.2
181,000  VMware, Inc., 1.400%,
08/15/2026 160,440
0.1
97,000  Walmart, Inc., 4.000%,
04/15/2030 94,602
0.0
49,000  Walmart, Inc., 4.100%,
04/15/2033 47,348
0.0
146,000  Warnermedia
Holdings, Inc., 3.755%,
03/15/2027 136,723
0.1
20,000  Warnermedia
Holdings, Inc., 5.050%,
03/15/2042 16,637
0.0
8,000  Warnermedia
Holdings, Inc., 5.141%,
03/15/2052 6,507
0.0
17,000  Warnermedia
Holdings, Inc., 5.391%,
03/15/2062 13,838
0.0
40,000  Waste Management,
Inc., 4.625%,
02/15/2030 39,509
0.0
18,000  Waste Management,
Inc., 4.625%,
02/15/2033 17,622
0.0
109,000  Waste Management,
Inc., 4.875%,
02/15/2034 107,818
0.1
20,000  WEC Energy Group,
Inc., 5.000%,
09/27/2025 19,880
0.0
28,000  WEC Energy Group,
Inc., 5.150%,
10/01/2027 28,007
0.0
53,000
(2)
Wells Fargo & Co.,
2.164%,
02/11/2026 50,112
0.0
122,000
(2)
Wells Fargo & Co.,
2.188%,
04/30/2026 114,792
0.1
81,000  Wells Fargo & Co.,
3.000%,
10/23/2026 75,553
0.0
427,000
(2)
Wells Fargo & Co.,
5.389%,
04/24/2034 423,835
0.2
339,000
(2)
Wells Fargo & Co.,
5.557%,
07/25/2034 340,466
0.1
64,000
(2)
Wells Fargo & Co.,
4.540%,
08/15/2026 62,620
0.0
393,000  Western Midstream
Operating L.P., 5.300%,
03/01/2048 337,284
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
United States: (continued)
18,000  Westlake Corp.,
3.125%,
08/15/2051 $ 11,301
0.0
50,000  Weyerhaeuser Co.,
4.750%,
05/15/2026 49,336
0.0
210,000
(1)
XHR L.P., 4.875%,
06/01/2029 182,868
0.1
225,000
(1)
Zayo Group Holdings,
Inc., 4.000%,
03/01/2027 161,192
0.1
53,701,369
20.0
Total Corporate Bonds/
Notes
(Cost $75,560,880)
70,548,964
26.3
SOVEREIGN BONDS : 19.6%
Australia : 0.2%
AUD
837,000
(1)
Queensland Treasury
Corp.,
1.750
%,
07/20/2034 417,217
0.2
Brazil : 0.9%
BRL
2,630,000  Brazil Notas do
Tesouro Nacional Serie
B NTNB,
6.000
%,
08/15/2050 2,540,224
0.9
Canada : 0.8%
CAD
1,100,000  Canadian Government
Bond 0007,
2.000
%,
12/01/2051 632,981
0.2
1,501,000  Province of British
Columbia Canada,
4.200
%,
07/06/2033 1,481,279
0.6
2,114,260
0.8
China : 8.6%
CNY
9,950,000  China Government
Bond 1824,
4.080
%,
10/22/2048 1,644,949
0.6
CNY
34,570,000  China Government
Bond 1827,
3.250
%,
11/22/2028 5,040,132
1.9
CNY
1,110,000  China Government
Bond 1906,
3.290
%,
05/23/2029 162,465
0.1
CNY
29,170,000  China Government
Bond 1907,
3.250
%,
06/06/2026 4,210,562
1.6
CNY
21,430,000  China Government
Bond 1915,
3.130
%,
11/21/2029 3,103,055
1.1
CNY
4,500,000  China Government
Bond INBK,
2.690
%,
08/12/2026 637,907
0.2
CNY
6,300,000  China Government
Bond INBK,
2.800
%,
11/15/2032 887,976
0.3

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
China: (continued)
CNY
35,120,000  China Government
Bond INBK,
2.850
%,
06/04/2027 $ 5,010,282
1.9
CNY
1,800,000  China Government
Bond INBK,
2.880
%,
02/25/2033 256,965
0.1
CNY
3,400,000  China Government
Bond INBK,
3.120
%,
10/25/2052 483,416
0.2
CNY
2,970,000  China Government
Bond INBK,
3.320
%,
04/15/2052 438,345
0.2
CNY
7,750,000  China Government
Bond SH,
2.690
%,
08/15/2032 1,087,299
0.4
22,963,353
8.6
Colombia : 0.2%
COP
2,551,900,000  Colombian TES B,
7.750
%,
09/18/2030 578,438
0.2
Czechia : 0.1%
CZK
9,220,000  Czech Republic
Government Bond 105,
2.750
%,
07/23/2029 392,941
0.1
Germany : 0.1%
EUR
60,000  Bundesrepublik
Deutschland
Bundesanleihe,
0.500
%,
02/15/2028 60,315
0.1
EUR
40,000  Bundesrepublik
Deutschland
Bundesanleihe,
1.000
%,
08/15/2025 42,244
0.0
EUR
30,000  Bundesrepublik
Deutschland
Bundesanleihe,
2.730
%,
08/15/2026 30,392
0.0
132,951
0.1
Guatemala : 0.2%
500,000
(1)
Guatemala Government
Bond,
6.600
%,
06/13/2036 512,675
0.2
Indonesia : 0.4%
IDR
13,833,000,000  Indonesia Treasury
Bond FR79,
8.375
%,
04/15/2039 1,078,341
0.4
Italy : 0.5%
EUR
641,000
(1)
Italy Buoni Poliennali
Del Tesoro 30Y,
3.850
%,
09/01/2049 648,545
0.2
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Italy: (continued)
EUR
641,000
(1)
Italy Buoni Poliennali
Del Tesoro 31Y,
5.000
%,
08/01/2034 $ 759,285
0.3
1,407,830
0.5
Malaysia : 1.5%
MYR
18,342,000  Malaysia Government
Bond 0419,
3.828
%,
07/05/2034 4,024,248
1.5
Mexico : 1.4%
MXN
58,700,000
(3)
Mexican Bonos M,
7.750
%,
05/29/2031 3,293,124
1.2
200,000  Mexico Government
International Bond,
3.750
%,
04/19/2071 133,412
0.1
250,000  Mexico Government
International Bond,
6.338
%,
05/04/2053 255,508
0.1
3,682,044
1.4
Oman : 0.1%
200,000  Oman Government
International Bond,
6.000
%,
08/01/2029 202,458
0.1
Panama : 0.1%
200,000  Panama Government
International Bond,
3.298
%,
01/19/2033 167,487
0.1
Peru : 0.4%
PEN
4,000,000  Peru Government Bond,
6.350
%,
08/12/2028 1,125,298
0.4
75,000  Peruvian Government
International Bond,
5.625
%,
11/18/2050 76,649
0.0
1,201,947
0.4
Poland : 0.2%
PLN
1,525,000  Republic of Poland
Government Bond
0728,
7.500
%,
07/25/2028 416,891
0.2
Portugal : 0.6%
EUR
1,664,000
(1)
Portugal Obrigacoes
do Tesouro OT 15Y,
2.250
%,
04/18/2034 1,656,060
0.6
Romania : 0.4%
RON
5,510,000  Romania Government
Bond 7Y,
3.250
%,
04/29/2024 1,201,600
0.4

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
SOVEREIGN BONDS: (continued)
Russian Federation : 0.1%
RUB
47,938,000
(4)
Russian Federal Bond
- OFZ 6224,
6.900
%,
05/23/2029 $ 273,521
0.1
200,000
(4)
Russian Foreign Bond
- Eurobond,
4.375
%,
03/21/2029 94,000
0.0
367,521
0.1
Serbia : 0.1%
200,000
(1)
Serbia International
Bond,
6.500
%,
09/26/2033 200,976
0.1
South Africa : 1.1%
ZAR
55,875,000  Republic of South
Africa Government
Bond 2035,
8.875
%,
02/28/2035 2,603,829
1.0
475,000  Republic of South
Africa Government
International Bond,
4.850
%,
09/30/2029 430,777
0.1
3,034,606
1.1
Spain : 0.8%
EUR
1,284,000
(1)
Spain Government
Bond,
1.450
%,
04/30/2029 1,283,828
0.5
EUR
1,092,000
(1)
Spain Government
Bond 30Y,
2.700
%,
10/31/2048 971,257
0.3
2,255,085
0.8
Thailand : 0.6%
THB
1,200,000  Thailand Government
Bond,
0.750
%,
06/17/2024 34,669
0.0
THB
41,793,000  Thailand Government
Bond,
2.875
%,
12/17/2028 1,249,853
0.5
THB
8,250,000  Thailand Government
Bond,
3.350
%,
06/17/2033 256,652
0.1
1,541,174
0.6
Ukraine : 0.2%
250,000
(4)
Ukraine Government
International Bond,
7.253
%,
03/15/2035 75,801
0.0
525,000
(4)
Ukraine Government
International Bond,
7.375
%,
09/25/2034 156,844
0.1
800,000
(4)
Ukraine Government
International Bond,
7.750
%,
09/01/2027 253,000
0.1
485,645
0.2
Total Sovereign Bonds
(Cost $56,914,663)
52,575,972
19.6
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS : 16.1%
United States : 16.1%
261,244
(2)
Adjustable Rate
Mortgage Trust
2006-2 1A1, 4.188%,
05/25/2036 $ 230,632
0.1
65,364
(2)
Alternative Loan Trust
2005-53T2 2A6,
5.912%, (TSFR1M +
0.614%),
11/25/2035 33,271
0.0
104,276  Alternative Loan Trust
2006-13T1 A9, 6.000%,
05/25/2036 54,552
0.0
147,777
(2)
Alternative Loan
Trust 2007-23CB A3,
5.912%, (TSFR1M +
0.614%),
09/25/2037 58,855
0.0
326,927  CHL Mortgage Pass-
Through Trust 2007-7
A7, 5.750%,
06/25/2037 171,410
0.1
275,718  CitiMortgage Alternative
Loan Trust Series
2006-A3 1A7, 6.000%,
07/25/2036 240,488
0.1
752,736
(1)(2)
COLT Mortgage Loan
Trust 2021-2 A1,
0.924%,
08/25/2066 581,709
0.2
295,295
(1)(2)
COLT Mortgage Loan
Trust 2021-3 A1,
0.956%,
09/27/2066 230,638
0.1
153,725
(1)(2)
CSMC Trust 2015-2
B3, 3.887%,
02/25/2045 142,697
0.1
117,330
(1)(2)
CSMC Trust 2015-3
B1, 3.839%,
03/25/2045 109,731
0.0
33,837
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2018-R07 1M2,
7.583%, (SOFR30A +
2.514%),
04/25/2031 33,944
0.0
17,988
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2019-R01 2M2,
7.633%, (SOFR30A +
2.564%),
07/25/2031 18,057
0.0
1,658
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2019-R02 1M2,
7.483%, (SOFR30A +
2.414%),
08/25/2031 1,658
0.0
1,000,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-SBT1 2M2,
8.833%, (SOFR30A +
3.764%),
02/25/2040 1,043,834
0.4
94,942  Fannie Mae REMIC
Trust 2003-22 BZ,
6.000%,
04/25/2033 95,816
0.0
2,455,396
(2)(5)
Fannie Mae REMIC
Trust 2005-
18 SC, 1.064%,
(-1.000*SOFR30A +
4.536%),
03/25/2035 76,769
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
73,073
(2)
Fannie Mae REMIC
Trust 2005-
74 DK, 3.266%,
(-1.000*SOFR30A +
23.542%),
07/25/2035 $ 70,226
0.0
72,292
(2)
Fannie Mae REMIC
Trust 2006-
104 ES, 7.533%,
(-1.000*SOFR30A +
32.878%),
11/25/2036 92,120
0.0
914,146
(2)(5)
Fannie Mae REMIC
Trust 2007-
36 SN, 1.587%,
(-1.000*SOFR30A +
6.656%),
04/25/2037 79,806
0.0
52,321
(2)
Fannie Mae REMIC
Trust 2007-
55 DS, 2.041%,
(-1.000*SOFR30A +
14.714%),
06/25/2037 45,729
0.0
369,472
(2)(5)
Fannie Mae REMIC
Trust 2007-
9 SE, 0.897%,
(-1.000*SOFR30A +
5.966%),
03/25/2037 22,323
0.0
605,804
(2)(5)
Fannie Mae REMIC
Trust 2008-
41 S, 1.617%,
(-1.000*SOFR30A +
6.686%),
11/25/2036 56,297
0.0
572,919
(2)(5)
Fannie Mae REMIC
Trust 2008-
53 FI, 0.917%,
(-1.000*SOFR30A +
5.986%),
07/25/2038 37,749
0.0
356,185
(2)(5)
Fannie Mae REMIC
Trust 2008-
58 SM, 0.917%,
(-1.000*SOFR30A +
5.986%),
07/25/2038 23,405
0.0
1,863,671
(2)(5)
Fannie Mae REMIC
Trust 2009-
106 SA, 1.067%,
(-1.000*SOFR30A +
6.136%),
01/25/2040 128,472
0.1
147,528
(2)
Fannie Mae REMIC
Trust 2009-
66 SL, 5.407%,
(-1.000*US0001M +
15.833%),
09/25/2039 128,361
0.1
93,200
(2)
Fannie Mae REMIC
Trust 2009-
66 SW, 5.574%,
(-1.000*US0001M +
16.000%),
09/25/2039 71,205
0.0
2,497,192
(2)(5)
Fannie Mae REMIC
Trust 2010-
123 SL, 0.887%,
(-1.000*SOFR30A +
5.956%),
11/25/2040 154,926
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
2,503,098
(2)(5)
Fannie Mae REMIC
Trust 2011-
55 SK, 1.377%,
(-1.000*SOFR30A +
6.446%),
06/25/2041 $ 243,220
0.1
1,000,638
(2)(5)
Fannie Mae REMIC
Trust 2011-
86 NS, 0.767%,
(-1.000*SOFR30A +
5.836%),
09/25/2041 60,248
0.0
143,010
(2)(5)
Fannie Mae REMIC
Trust 2012-
10 US, 1.267%,
(-1.000*SOFR30A +
6.336%),
02/25/2042 14,817
0.0
587,716
(2)(5)
Fannie Mae REMIC
Trust 2012-
24 HS, 1.367%,
(-1.000*SOFR30A +
6.436%),
09/25/2040 10,932
0.0
452,063
(5)
Fannie Mae REMIC
Trust 2013-31 PI,
4.500%,
02/25/2043 31,548
0.0
629,747
(5)
Fannie Mae REMIC
Trust 2013-44 DI,
3.000%,
05/25/2033 57,086
0.0
4,402,520
(5)
Fannie Mae REMIC
Trust 2015-34 DI,
6.500%,
06/25/2045 1,036,739
0.4
12,677,091
(5)
Fannie Mae REMIC
Trust 2015-58 KI,
6.000%,
03/25/2037 2,335,655
0.9
6,350,596
(2)(5)
Fannie Mae REMIC
Trust 2015-
59 SK, 0.467%,
(-1.000*SOFR30A +
5.536%),
08/25/2045 454,493
0.2
11,608,703
(2)(5)
Fannie Mae REMIC
Trust 2016-
54 SL, 0.817%,
(-1.000*SOFR30A +
5.886%),
08/25/2046 1,156,901
0.4
885,244
(1)(2)
Flagstar Mortgage Trust
2018-2 B2, 4.012%,
04/25/2048 783,161
0.3
102,967
(2)(5)
Freddie Mac
REMIC Trust
2303 SY, 3.518%,
(-1.000*SOFR30A +
8.586%),
04/15/2031 10,183
0.0
646,543
(2)(5)
Freddie Mac
REMIC Trust 2989
GU, 1.818%,
(-1.000*SOFR30A +
6.886%),
02/15/2033 40,994
0.0
610,527
(2)(5)
Freddie Mac
REMIC Trust
3271 SB, 0.868%,
(-1.000*SOFR30A +
5.936%),
02/15/2037 43,008
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
1,855,146
(2)(5)
Freddie Mac REMIC
Trust 3424 HI, 0.718%,
(-1.000*SOFR30A +
5.786%),
04/15/2038 $ 129,728
0.1
364,752
(5)
Freddie Mac REMIC
Trust 3632 IP, 5.000%,
02/15/2040 41,545
0.0
1,367,753
(2)(5)
Freddie Mac
REMIC Trust
3693 SC, 1.318%,
(-1.000*SOFR30A +
6.386%),
07/15/2040 142,591
0.1
225,617
(2)(5)
Freddie Mac
REMIC Trust
3792 DS, 1.418%,
(-1.000*SOFR30A +
6.486%),
11/15/2040 733
0.0
2,342,116
(2)(5)
Freddie Mac
REMIC Trust
3856 KS, 1.368%,
(-1.000*SOFR30A +
6.436%),
05/15/2041 217,846
0.1
400,900
(2)(5)
Freddie Mac
REMIC Trust
3925 SD, 0.868%,
(-1.000*SOFR30A +
5.936%),
07/15/2040 9,196
0.0
1,053,465
(2)(5)
Freddie Mac
REMIC Trust 4040
SW, 1.448%,
(-1.000*SOFR30A +
6.516%),
05/15/2032 65,551
0.0
189,010
(2)(5)
Freddie Mac
REMIC Trust 4077
SM, 1.518%,
(-1.000*SOFR30A +
6.586%),
08/15/2040 902
0.0
8,861,799
(2)(5)
Freddie Mac
REMIC Trust
4096 SB, 0.818%,
(-1.000*SOFR30A +
5.886%),
08/15/2042 871,829
0.3
501,044
(5)
Freddie Mac REMIC
Trust 4152 BI, 4.000%,
12/15/2041 37,199
0.0
747,806
(5)
Freddie Mac REMIC
Trust 4313 MI,
5.000%,
04/15/2039 77,945
0.0
5,515,865
(2)(5)
Freddie Mac
REMIC Trust 4480
WS, 0.998%,
(-1.000*SOFR30A +
6.066%),
06/15/2045 588,384
0.2
2,172,618
(2)(5)
Freddie Mac
REMIC Trust 4623
MS, 0.818%,
(-1.000*SOFR30A +
5.886%),
10/15/2046 186,254
0.1
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
12,628,829
(5)
Freddie Mac REMIC
Trust 4695 IO,
4.500%,
10/15/2041 $ 2,386,477
0.9
1,213,917  Freddie Mac REMIC
Trust 4800 MZ,
4.000%,
06/15/2048 1,130,041
0.4
1,310,628  Freddie Mac REMIC
Trust 4879 ZA,
4.000%,
05/15/2049 1,207,640
0.5
85,753
(1)(2)
Freddie Mac STACR
REMIC Trust 2020-
HQA1 M2, 7.083%,
(SOFR30A + 2.014%),
01/25/2050 85,778
0.0
182,926
(1)(2)
Freddie Mac STACR
REMIC Trust 2020-
HQA2 M2, 8.283%,
(SOFR30A + 3.214%),
03/25/2050 187,597
0.1
700,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2021-
HQA3 M2, 7.169%,
(SOFR30A + 2.100%),
09/25/2041 686,739
0.3
1,000,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA1 M1B, 6.919%,
(SOFR30A + 1.850%),
01/25/2042 981,073
0.4
600,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 M1B, 7.469%,
(SOFR30A + 2.400%),
02/25/2042 602,112
0.2
1,100,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2022-
HQA1 M2, 10.319%,
(SOFR30A + 5.250%),
03/25/2042 1,173,699
0.4
950,000
(1)(2)
Freddie Mac STACR
REMIC Trust 2023-
HQA2 M1B, 8.419%,
(SOFR30A + 3.350%),
06/25/2043 973,745
0.4
8,247,123
(5)
Freddie Mac Strips
324 C21, 6.000%,
06/15/2039 1,798,552
0.7
149,333
(2)(5)
Freddie Mac Strips
351 103, 4.000%,
01/15/2031 12,604
0.0
456,665
(2)(5)
Freddie Mac Strips
351 200, 3.500%,
02/15/2046 59,118
0.0
2,982,965
(5)
Freddie Mac Strips
351 C14, 3.500%,
02/15/2031 236,582
0.1
7,563,733
(5)
Freddie Mac Strips
351 C22, 3.500%,
02/15/2046 1,365,831
0.5

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
5,780,568
(5)
Freddie Mac Strips
351 C23, 4.000%,
02/15/2046 $ 1,178,118
0.4
1,220,738
(2)(5)
Freddie Mac Strips
351 C30, 2.500%,
02/15/2031 55,267
0.0
1,493,790
(2)(5)
Freddie Mac Strips
351 C31, 3.000%,
02/15/2031 90,406
0.0
973,370
(2)(5)
Freddie Mac Strips
351 C32, 3.500%,
02/15/2031 74,359
0.0
3,112,440
(2)(5)
Freddie Mac Strips
351 C33, 4.000%,
02/15/2046 521,179
0.2
6,152,585
(2)(5)
Freddie Mac Strips
351 C34, 3.500%,
02/15/2046 1,017,081
0.4
208,341
(1)(2)
Galton Funding
Mortgage Trust
2018-2 A51, 4.500%,
10/25/2058 198,277
0.1
151,354
(2)
Ginnie Mae 2007-
8 SP, 4.640%,
(-1.000*TSFR1M +
21.677%),
03/20/2037 174,400
0.1
10,357,649
(2)(5)
Ginnie Mae 2009-
106 CM, 1.264%,
(-1.000*TSFR1M +
6.486%),
01/16/2034 313,329
0.1
855,703
(2)(5)
Ginnie Mae 2010-
116 NS, 1.314%,
(-1.000*TSFR1M +
6.536%),
09/16/2040 57,347
0.0
112,216
(5)
Ginnie Mae 2010-6 IA,
5.000%,
11/20/2039 5,884
0.0
505,354
(5)
Ginnie Mae 2011-116
BI, 4.000%,
08/16/2026 12,856
0.0
792,921
(5)
Ginnie Mae 2013-115
NI, 4.500%,
01/16/2043 94,453
0.0
339,546
(5)
Ginnie Mae 2013-5 NI,
3.000%,
01/20/2028 12,755
0.0
8,928,476
(5)
Ginnie Mae 2015-10
IX, 4.500%,
01/20/2045 1,779,302
0.7
848,061
(5)
Ginnie Mae 2015-178
GI, 4.000%,
05/20/2044 74,879
0.0
3,626,381
(5)
Ginnie Mae 2016-161
CI, 5.500%,
11/20/2046 656,903
0.3
6,155,542
(5)
Ginnie Mae 2019-89
QI, 4.000%,
04/20/2046 971,794
0.4
164,181
(2)
GreenPoint Mortgage
Funding Trust 2006-
AR3 4A1, 5.832%,
(TSFR1M + 0.534%),
04/25/2036 141,971
0.1
11,633
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ2 A1, 4.000%,
11/25/2049 10,859
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
14,216
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 A1, 3.500%,
03/25/2050 $ 13,060
0.0
805,635
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2021-PJ3 A4, 2.500%,
08/25/2051 628,245
0.2
365,459
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ1 A4, 2.500%,
05/28/2052 281,350
0.1
1,436,423
(1)(2)
GS Mortgage-Backed
Securities Trust 2022-
PJ6 A24, 3.000%,
01/25/2053 1,155,914
0.4
459,817
(1)(2)
J.P. Morgan Mortgage
Trust 2022-4 A17A,
3.000%,
10/25/2052 370,023
0.1
740,497
(1)(2)
J.P. Morgan Mortgage
Trust 2022-6 A3,
3.000%,
11/25/2052 621,707
0.2
2,399,369
(1)(2)
J.P. Morgan Mortgage
Trust 2023-2 A3A,
5.000%,
07/25/2053 2,301,653
0.9
353,507
(1)(2)
JP Morgan Mortgage
Trust 2019-8 A5,
3.500%,
03/25/2050 311,871
0.1
56,107
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 A15,
3.500%,
05/25/2050 49,514
0.0
93,512
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 A3,
3.500%,
05/25/2050 83,092
0.0
602
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 A18,
4.000%,
12/25/2049 597
0.0
11,433
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 A15,
3.500%,
03/25/2050 11,039
0.0
71,058
(1)(2)
JP Morgan Mortgage
Trust 2020-5 A15,
3.000%,
12/25/2050 60,715
0.0
178,703
(1)(2)
JP Morgan Trust
2015-3 A3, 3.500%,
05/25/2045 161,130
0.1
300,000
(1)(2)
Mill City Mortgage Loan
Trust 2017-1 M2,
3.250%,
11/25/2058 281,597
0.1
300,000
(1)(2)
Mill City Mortgage Loan
Trust 2017-2 M2,
3.250%,
07/25/2059 271,669
0.1
306,425
(1)(2)
Morgan Stanley
Residential Mortgage
Loan Trust 2021-2 A9,
2.500%,
05/25/2051 238,954
0.1
53,320
(1)(2)
OBX Trust 2019-
INV2 A25, 4.000%,
05/27/2049 49,388
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
United States: (continued)
159,667
(1)(2)
OBX Trust 2020-
INV1 A21, 3.500%,
12/25/2049 $ 140,626
0.1
551,910
(1)(2)
RATE Mortgage
Trust 2021-HB1 A31,
2.500%,
12/25/2051 430,387
0.2
857,848
(1)(2)
RCKT Mortgage Trust
2021-1 A1, 2.500%,
03/25/2051 692,461
0.3
20,962
(1)(2)
Sequoia Mortgage
Trust 2018-CH1 A19,
4.000%,
03/25/2048 19,325
0.0
300,000
(1)(2)
Sequoia Mortgage Trust
2020-4 A8, 2.500%,
11/25/2050 210,228
0.1
2,095
(2)(6)
Structured Asset
Securities Corp. 2004-
4XS 1A6, 4.931%,
02/25/2034 2,016
0.0
1,000,000
(1)(2)
Verus Securitization
Trust 2021-1 M1,
1.968%,
01/25/2066 652,341
0.3
5,761,679
(2)(5)
WaMu Mortgage Pass-
Through Certificates
2005-AR11 X, 1.410%,
08/25/2045 5,237
0.0
38,879
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR12 1A1,
3.826%,
10/25/2036 35,493
0.0
134,696
(2)
WaMu Mortgage Pass-
Through Certificates
2006-AR8 1A4,
4.004%,
08/25/2046 121,553
0.1
271,954
(2)
WaMu Mortgage Pass-
Through Certificates
2007-HY2 1A1,
3.908%,
12/25/2036 245,907
0.1
67,483
(2)
Wells Fargo Alternative
Loan Trust 2007-PA2
2A1, 5.842%, (TSFR1M
+ 0.544%),
06/25/2037 54,319
0.0
377,809
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2021-1 A17, 2.500%,
12/25/2050 294,621
0.1
285,305
(1)(2)
WinWater Mortgage
Loan Trust 2015-5 B4,
3.753%,
08/20/2045 253,803
0.1
43,062,210
16.1
Total Collateralized
Mortgage Obligations
(Cost $49,156,172)
43,062,210
16.1
U.S. GOVERNMENT AGENCY OBLIGATIONS : 9.7%
Federal Home Loan Mortgage Corporation : 0.2%
(7)
440,781
(7)
3.500
%,
01/01/2048 405,176
0.2
45,820
(7)
4.000
%,
09/01/2045 43,412
0.0
48,503
(7)
4.000
%,
09/01/2045 45,994
0.0
Principal
Amount† Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
Federal Home Loan Mortgage Corporation
: (continued)
71,878
(7)
4.000
%,
05/01/2046 $ 68,371
0.0
562,953
0.2
Government National Mortgage Association : 2.3%
2,172,425
2.500
%,
05/20/2051 1,880,541
0.7
369,056
2.500
%,
05/20/2052 318,454
0.1
215,715
2.500
%,
08/20/2052 186,177
0.1
1,618,000
(8)
3.000
%,
08/20/2053 1,439,704
0.5
78,255
4.500
%,
08/20/2041 77,486
0.0
1,563,000
(8)
4.500
%,
08/20/2053 1,503,594
0.6
10,886
5.500
%,
03/20/2039 11,307
0.0
720,000
(8)
5.500
%,
08/20/2053 715,556
0.3
6,132,819
2.3
Uniform Mortgage-Backed Securities : 7.2%
5,198,000
(8)
2.000
%,
08/01/2053 4,209,771
1.6
27,429
2.500
%,
06/01/2030 25,426
0.0
38,155
2.500
%,
06/01/2030 35,366
0.0
16,518
2.500
%,
07/01/2030 15,312
0.0
3,544,000
(8)
2.500
%,
08/01/2053 2,986,858
1.1
3,390,000
(8)
3.000
%,
08/01/2053 2,966,647
1.1
101,326
3.500
%,
06/01/2034 96,650
0.0
933,291
3.500
%,
03/01/2043 865,560
0.3
3,791,000
(8)
3.500
%,
08/01/2053 3,435,223
1.3
46,082
4.000
%,
05/01/2045 43,855
0.0
830,350
4.000
%,
04/01/2049 787,970
0.3
70,520
4.500
%,
12/01/2040 69,389
0.0
131,947
4.500
%,
12/01/2040 129,831
0.1
1,790,000
(8)
4.500
%,
08/01/2053 1,713,855
0.7
213,057
5.000
%,
05/01/2042 214,032
0.1
1,713,000
(8)
5.000
%,
08/01/2053 1,673,454
0.6
19,269,199
7.2
Total U.S. Government
Agency Obligations
(Cost $26,510,645)
25,964,971
9.7
COMMERCIAL MORTGAGE-BACKED SECURITIES : 9.3%
Cayman Islands : 0.4%
1,190,000
(1)(2)
BDS Ltd. 2020-FL5 C,
7.394%, (TSFR1M +
2.164%),
02/16/2037 1,153,884
0.4
United States : 8.9%
500,000
(2)
BANK 2017-BNK4 C,
4.372%,
05/15/2050 410,324
0.2
6,435,266
(2)(5)
BANK 2017-BNK5 XA,
0.944%,
06/15/2060 172,706
0.1
952,450
(2)(5)
BANK 2019-BN16 XA,
0.941%,
02/15/2052 38,978
0.0
8,684,444
(2)(5)
BBCMS Mortgage Trust
2022-C17 XA, 1.151%,
09/15/2055 661,785
0.2
280,000
(1)
Benchmark Mortgage
Trust 2019-B9 D,
3.000%,
03/15/2052 114,695
0.0
1,372,556
(2)(5)
Benchmark Mortgage
Trust 2019-B9 XA,
1.022%,
03/15/2052 59,731
0.0

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
10,359,371
(2)(5)
Benchmark Mortgage
Trust 2020-B21 XA,
1.449%,
12/17/2053 $ 730,888
0.3
6,421,769
(2)(5)
Benchmark Mortgage
Trust 2021-B23 XA,
1.269%,
02/15/2054 409,531
0.2
226,061
(1)(2)
BX 2021-MFM1 D,
6.836%, (TSFR1M +
1.614%),
01/15/2034 220,721
0.1
745,012
(1)(2)
BX Commercial
Mortgage Trust 2021-
21M E, 7.507%,
(TSFR1M + 2.285%),
10/15/2036 705,222
0.3
1,888,000
(1)(2)
BX Commercial
Mortgage Trust 2021-
IRON E, 7.686%,
(TSFR1M + 2.464%),
02/15/2038 1,752,289
0.7
500,000
(1)(2)
BX Trust 2021-LBA
EJV, 7.336%, (TSFR1M
+ 2.114%),
02/15/2036 469,930
0.2
395,405
(1)(2)
BX Trust 2021-LBA
EV, 7.336%, (TSFR1M
+ 2.114%),
02/15/2036 371,625
0.1
600,000
(1)(2)
BX Trust 2021-LGCY
D, 6.638%, (TSFR1M +
1.416%),
10/15/2036 576,159
0.2
1,150,000
(1)(2)
BX Trust 2021-SDMF
D, 6.723%, (TSFR1M +
1.501%),
09/15/2034 1,100,451
0.4
750,000
(1)(2)
BX Trust 2023-DELC
A, 7.912%, (TSFR1M +
2.690%),
05/15/2038 751,554
0.3
440,000
(1)(2)
CAMB Commercial
Mortgage Trust 2021-
CX2 C, 2.771%,
11/10/2046 331,188
0.1
2,755,386
(2)(5)
CD Mortgage Trust
2016-CD1 XA, 1.364%,
08/10/2049 79,104
0.0
8,581,000
(2)(5)
Citigroup Commercial
Mortgage Trust 2016-
C2 XB, 0.799%,
08/10/2049 182,675
0.1
1,400,000
(2)
Citigroup Commercial
Mortgage Trust
2016-P4 C, 3.941%,
07/10/2049 1,179,441
0.4
3,001,267
(2)(5)
Citigroup Commercial
Mortgage Trust 2017-
C4 XA, 1.025%,
10/12/2050 96,781
0.0
200,000
(1)(2)
COMM Mortgage Trust
2013-CR10 E, 4.845%,
08/10/2046 168,169
0.1
5,864,908
(2)(5)
COMM Mortgage
Trust 2016-CR28 XA,
0.651%,
02/10/2049 77,114
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
12,751,732
(1)(2)(5)
Commercial Mortgage
Pass Through
Certificates 2012-
LTRT XA, 0.791%,
10/05/2030 $ 109,016
0.0
350,000
(1)
CSAIL Commercial
Mortgage Trust 2020-
C19 E, 2.500%,
03/15/2053 168,260
0.1
960,000
(1)(2)
CSWF 2021-SOP2 D,
7.653%, (TSFR1M +
2.431%),
06/15/2034 778,519
0.3
26,432
(1)(2)(9)
DBUBS Mortgage Trust
2011-LC2A F, 4.000%,
(US0001M + 3.650%),
07/10/2044 25,844
0.0
3,451,857
(2)(5)
Freddie Mac Multifamily
ML Certificates 2021-
ML08 XUS, 1.861%,
07/25/2037 459,771
0.2
7,067,130
(2)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K122 X1, 0.880%,
11/25/2030 335,078
0.1
25,337,765
(2)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K151 X1, 0.370%,
04/25/2030 480,744
0.2
3,520,829
(2)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1517 X1, 1.323%,
07/25/2035 343,074
0.1
5,517,238
(2)(5)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1518 X1, 0.867%,
10/25/2035 386,551
0.1
4,000,000
(1)(10)
FREMF Mortgage Trust
2019-KG01 C, 0.000%,
05/25/2029 2,273,552
0.8
50,862,044
(1)(5)
FREMF Mortgage
Trust 2019-KG01 X2A,
0.100%,
04/25/2029 156,182
0.1
5,680,000
(1)(5)
FREMF Mortgage
Trust 2019-KG01 X2B,
0.100%,
05/25/2029 23,232
0.0
379,000
(1)(10)
GAM RE-REMIC Trust
2022-FRR3 BK61,
0.000%,
11/27/2049 273,468
0.1
557,000
(1)
GAM RE-REMIC Trust
2022-FRR3 BK71,
2.021%,
11/27/2050 417,237
0.2
215,000
(1)(10)
GAM RE-REMIC Trust
2022-FRR3 C728,
0.000%,
08/27/2050 191,377
0.1

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
220,000
(1)(10)
GAM RE-REMIC Trust
2022-FRR3 CK47,
0.000%,
05/27/2048 $ 184,550
0.1
266,000
(1)(10)
GAM RE-REMIC Trust
2022-FRR3 CK61,
0.000%,
11/27/2049 184,310
0.1
186,000
(1)
GAM RE-REMIC Trust
2022-FRR3 CK71,
1.400%,
11/27/2050 130,199
0.0
215,000
(1)(10)
GAM RE-REMIC Trust
2022-FRR3 D728,
0.000%,
08/27/2050 187,882
0.1
173,000
(1)(10)
GAM RE-REMIC Trust
2022-FRR3 DK41,
0.000%,
10/27/2047 151,627
0.1
220,000
(1)(10)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 181,376
0.1
1,760,000
(1)(2)
GS Mortgage Securities
Corp. Trust 2017-SLP
E, 4.591%,
10/10/2032 1,656,047
0.6
1,534,104
(2)(5)
GS Mortgage Securities
Trust 2013-GC16 XA,
0.933%,
11/10/2046 2,449
0.0
7,432,514
(2)(5)
GS Mortgage Securities
Trust 2017-GS6 XA,
1.011%,
05/10/2050 227,137
0.1
600,000
(1)(2)
GS Mortgage Securities
Trust 2019-GC40
DBD, 3.550%,
07/10/2052 582,606
0.2
460,000
(1)(2)
GS Mortgage Securities
Trust 2019-GC40
DBE, 3.550%,
07/10/2052 445,950
0.2
3,722,815
(1)(2)(5)
LSTAR Commercial
Mortgage Trust 2017-5
X, 0.798%,
03/10/2050 67,153
0.0
1,492,836
(1)(2)
Med Trust 2021-MDLN
D, 7.336%, (TSFR1M +
2.114%),
11/15/2038 1,427,220
0.5
21,550,000
(1)(2)(5)
Morgan Stanley Bank
of America Merrill
Lynch Trust 2014 C19
2014-C19 XB, 0.430%,
12/15/2047 122,188
0.0
180,000
(1)
RFM Reremic Trust
2022-FRR1 AB55,
0.990%,
03/28/2049 140,303
0.1
150,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.440%,
11/08/2049 121,101
0.0
230,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB64,
2.290%,
03/01/2050 183,418
0.1
60,000
(1)(10)
RFM Reremic Trust
2022-FRR1 CK55,
0.000%,
03/28/2049 45,561
0.0
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
United States: (continued)
70,000
(1)(10)
RFM Reremic Trust
2022-FRR1 CK60,
0.000%,
11/08/2049 $ 49,658
0.0
70,000
(1)(10)
RFM Reremic Trust
2022-FRR1 CK64,
0.000%,
03/01/2050 48,616
0.0
5,119,747
(2)(5)
Wells Fargo
Commercial Mortgage
Trust 2020-C55 XA,
1.295%,
02/15/2053 302,795
0.1
250,000
(1)(2)
WFRBS Commercial
Mortgage Trust 2013-
C14 D, 3.849%,
06/15/2046 136,005
0.0
3,085,811
(2)(5)
WFRBS Commercial
Mortgage Trust 2013-
UBS1 XA, 0.895%,
03/15/2046 215
0.0
9,269,274
(2)(5)
WFRBS Commercial
Mortgage Trust 2014-
C19 XA, 0.946%,
03/15/2047 19,547
0.0
300,000
(1)
WFRBS Commercial
Mortgage Trust 2014-
C21 D, 3.497%,
08/15/2047 222,664
0.1
23,903,543
8.9
Total Commercial
Mortgage-Backed
Securities
(Cost $27,199,030)
25,057,427
9.3
ASSET-BACKED SECURITIES : 9.1%
Cayman Islands : 8.8%
1,550,000
(1)(2)
Allegro CLO IV Ltd.
2016-1A CR2, 7.570%,
(TSFR3M + 2.262%),
01/15/2030 1,527,299
0.6
500,000
(1)(2)
AMMC CLO 16 Ltd.
2015-16A CR2,
7.523%, (TSFR3M +
2.212%),
04/14/2029 500,469
0.2
400,000
(1)(2)
Apidos CLO XXIV
2016-24A BRR,
7.638%, (TSFR3M +
2.312%),
10/20/2030 392,416
0.1
300,000
(1)(2)
Ares XXVIIIR CLO
Ltd. 2018-28RA A2,
6.970%, (TSFR3M +
1.662%),
10/17/2030 297,205
0.1
750,000
(1)(2)
Barings Clo Ltd.
2019-4A C, 8.370%,
(TSFR3M + 3.062%),
01/15/2033 750,258
0.3
500,000
(1)(2)
BlueMountain CLO Ltd.
2013-2A CR, 7.557%,
(TSFR3M + 2.212%),
10/22/2030 491,343
0.2

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Cayman Islands: (continued)
250,000
(1)(2)
BlueMountain CLO
XXVIII Ltd. 2021-28A
C, 7.570%, (TSFR3M +
2.262%),
04/15/2034 $ 239,973
0.1
650,000
(1)(2)
BlueMountain CLO
XXXI Ltd. 2021-31A
A1, 6.732%, (TSFR3M
+ 1.412%),
04/19/2034 645,273
0.2
500,000
(1)(2)
BlueMountain CLO
XXXI Ltd. 2021-31A
A2, 6.982%, (TSFR3M
+ 1.662%),
04/19/2034 488,487
0.2
300,000
(1)(2)
Carlyle US Clo Ltd.
2017-2A A2R, 7.188%,
(TSFR3M + 1.862%),
07/20/2031 295,950
0.1
450,000
(1)(2)
Cedar Funding VIII Clo
Ltd. 2017-8A A2R,
7.020%, (TSFR3M +
1.712%),
10/17/2034 440,394
0.2
750,000
(1)(2)
CIFC Funding Ltd.
2013-1A BR, 7.970%,
(TSFR3M + 2.662%),
07/16/2030 733,799
0.3
865,000
(1)(2)
CIFC Funding Ltd.
2015-4A BR2, 7.488%,
(TSFR3M + 2.162%),
04/20/2034 842,181
0.3
1,000,000
(1)(2)
Dryden 49 Senior Loan
Fund 2017-49A CR,
7.622%, (TSFR3M +
2.312%),
07/18/2030 984,347
0.4
1,000,000
(1)(2)
Galaxy XV CLO Ltd.
2013-15A CRR,
7.420%, (TSFR3M +
2.112%),
10/15/2030 973,144
0.4
600,000
(1)(2)
Galaxy XXI CLO Ltd.
2015-21A CR, 7.338%,
(TSFR3M + 2.012%),
04/20/2031 581,152
0.2
400,000
(1)(2)
LCM XXIV Ltd. 24A
CR, 7.488%, (TSFR3M
+ 2.162%),
03/20/2030 390,126
0.1
500,000
(1)(2)
Madison Park Funding
XXXI Ltd. 2018-31A C,
7.757%, (TSFR3M +
2.412%),
01/23/2031 496,087
0.2
600,000
(1)(2)
MF1 Ltd. 2021-FL7 D,
7.894%, (TSFR1M +
2.664%),
10/16/2036 564,448
0.2
1,100,000
(1)(2)
Neuberger Berman
Loan Advisers CLO 30
Ltd. 2018-30A CR,
7.338%, (TSFR3M +
2.012%),
01/20/2031 1,074,307
0.4
600,000
(1)(2)
Neuberger Berman
Loan Advisers Clo 40
Ltd. 2021-40A C,
7.320%, (TSFR3M +
2.012%),
04/16/2033 584,517
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Cayman Islands: (continued)
800,000
(1)(2)
Oaktree CLO Ltd.
2019-1A A1R, 6.717%,
(TSFR3M + 1.372%),
04/22/2030 $ 794,114
0.3
1,000,000
(1)(2)
OCP CLO Ltd. 2014-5A
BR, 7.412%, (TSFR3M
+ 2.062%),
04/26/2031 969,593
0.3
1,000,000
(1)(2)
Octagon Investment
Partners XXI Ltd.
2014-1A BR3, 7.071%,
(US0003M + 1.750%),
02/14/2031 967,734
0.3
250,000
(1)(2)
OHA Credit Funding
8 Ltd. 2021-8A C,
7.472%, (TSFR3M +
2.162%),
01/18/2034 243,651
0.1
1,000,000
(1)(2)
OHA Credit Partners
VII Ltd. 2012-7A CR3,
7.179%, (US0003M +
1.800%),
02/20/2034 981,264
0.4
1,000,000
(1)(2)
Palmer Square CLO
Ltd. 2015-1A BR4,
7.229%, (US0003M +
1.850%),
05/21/2034 978,115
0.4
250,000
(1)(2)
Rad CLO 10 Ltd.
2021-10A C, 7.357%,
(TSFR3M + 2.012%),
04/23/2034 242,838
0.1
1,000,000
(1)(2)
Recette Clo Ltd. 2015-
1A CRR, 7.338%,
(US0003M + 1.750%),
04/20/2034 962,832
0.3
650,000
(1)(2)
Shackleton CLO Ltd.
2019-15A CR, 7.720%,
(TSFR3M + 2.412%),
01/15/2032 625,319
0.2
1,000,000
(1)(2)
Sound Point CLO IX
Ltd. 2015-2A ARRR,
6.798%, (TSFR3M +
1.472%),
07/20/2032 985,243
0.4
1,000,000
(1)(2)
Sound Point Clo XV Ltd.
2017-1A CR, 7.657%,
(TSFR3M + 2.312%),
01/23/2029 1,000,273
0.4
300,000
(1)(2)
Symphony CLO XXVI
Ltd. 2021-26A CR,
7.588%, (TSFR3M +
2.262%),
04/20/2033 287,263
0.1
350,000
(1)(2)
TCI-Flatiron Clo Ltd.
2018-1A CR, 7.381%,
(US0003M + 1.750%),
01/29/2032 340,989
0.1
450,000
(1)(2)
TCW CLO Ltd. 2021-1A
C, 7.488%, (US0003M
+ 1.900%),
03/18/2034 434,225
0.2
600,000
(1)(2)
Venture XXVII CLO Ltd.
2017-27A CR, 7.888%,
(TSFR3M + 2.562%),
07/20/2030 582,394
0.2
23,689,022
8.8

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Jersey : 0.1%
300,000
(1)(2)
Invesco US CLO Ltd.
2023-1A C, 8.520%,
(TSFR3M + 3.650%),
04/22/2035 $ 301,155
0.1
United States : 0.2%
250,000
(1)(2)
AIG CLO LLC 2021-1A
C, 7.357%, (TSFR3M +
2.012%),
04/22/2034 244,330
0.1
355,895
(2)
Citigroup Mortgage
Loan Trust 2006-
WF1 A2E, 4.603%,
03/25/2036 176,132
0.1
420,462
0.2
Total Asset-Backed
Securities
(Cost $24,877,657)
24,410,639
9.1
U.S. TREASURY OBLIGATIONS : 7.2%
United States Treasury Bonds : 1.1%
222,700
2.875
%,
05/15/2052 179,404
0.1
96,700
3.250
%,
05/15/2042 84,614
0.0
563,200
3.625
%,
02/15/2053 525,448
0.2
2,128,000
3.875
%,
05/15/2043 2,034,568
0.8
2,824,034
1.1
United States Treasury Notes : 6.1%
1,413,000
0.125
%,
01/15/2024 1,380,410
0.5
771,000
0.250
%,
06/15/2024 737,692
0.3
322,400
0.500
%,
11/30/2023 317,242
0.1
1,055,800
0.875
%,
01/31/2024 1,032,564
0.4
1,027,800
1.250
%,
09/30/2028 889,228
0.3
439,000
1.500
%,
01/31/2027 398,221
0.2
408,600
1.500
%,
11/30/2028 356,926
0.1
151,000
2.750
%,
08/15/2032 137,121
0.1
1,039,600
2.875
%,
06/15/2025 1,001,021
0.4
969,300
3.375
%,
05/15/2033 924,697
0.3
911,000
3.750
%,
06/30/2030 893,207
0.3
728,000
3.875
%,
07/31/2030 725,213
0.3
1,420,800
4.000
%,
06/30/2028 1,409,478
0.5
802,000
4.125
%,
07/31/2028 800,622
0.3
1,667,900
4.500
%,
07/15/2026 1,667,574
0.6
710,400
4.750
%,
06/30/2025 706,515
0.3
3,046,000
4.750
%,
07/31/2025 3,039,456
1.1
16,417,187
6.1
Total U.S. Treasury
Obligations
(Cost $19,604,719)
19,241,221
7.2
PURCHASED OPTIONS
(11)
: 0.1%
Total Purchased
Options
(Cost $445,792)
308,770
0.1
Total Long-Term
Investments
(Cost $280,269,558)
261,170,174
97.4
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 10.1%
Repurchase Agreements : 2.3%
1,453,574
(12)
Bank of America
Inc., Repurchase
Agreement dated
07/31/2023, 5.300%,
due 08/01/2023
(Repurchase
Amount $1,453,785,
collateralized by various
U.S. Government
Agency Obligations,
2.000%-6.500%, Market
Value plus accrued
interest $1,482,646, due
05/01/36-09/01/61)
$ 1,453,574
0.5
258,796
(12)
Citigroup, Inc.,
Repurchase
Agreement dated
07/31/2023, 5.300%,
due 08/01/2023
(Repurchase Amount
$258,834, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market
Value plus accrued
interest $263,972, due
02/15/24-08/20/67)
258,796
0.1
1,453,574
(12)
HSBC Securities
USA, Repurchase
Agreement dated
07/31/2023, 5.290%,
due 08/01/2023
(Repurchase
Amount $1,453,785,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
4.080%, Market Value
plus accrued interest
$1,482,646, due
09/05/23-11/15/52)
1,453,574
0.6
1,453,574
(12)
Jefferies LLC,
Repurchase
Agreement dated
07/31/2023, 5.370%,
due 08/01/2023
(Repurchase
Amount $1,453,788,
collateralized by various
U.S. Government
Agency Obligations,
0.000%-5.375%, Market
Value plus accrued
interest $1,482,653, due
09/22/23-06/10/33)
1,453,574
0.6

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,453,574
(12)
RBC Dominion
Securities Inc.,
Repurchase
Agreement dated
07/31/2023, 5.300%,
due 08/01/2023
(Repurchase
Amount $1,453,785,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.000%-
6.000%, Market Value
plus accrued interest
$1,482,645, due
10/19/23-07/20/53)
$ 1,453,574
0.5
Total Repurchase
Agreements
(Cost $6,073,092)
6,073,092
2.3
Commercial Paper : 7.6%
3,000,000
Enbridge, Inc.,
5.710
%,
08/21/2023 2,990,175
1.1
3,000,000
Fiserv, Inc.,
5.560
%,
08/04/2023 2,998,173
1.1
2,800,000  Keurig Dr Pepper, Inc.,
5.490
%,
08/08/2023 2,796,634
1.0
3,000,000  Northrop Grumman
Corp.,
5.610
%,
08/22/2023 2,989,983
1.1
950,000  Parker-Hannifin Corp.,
5.790
%,
08/23/2023 946,674
0.4
3,000,000  PPG Industries, Inc.,
5.550
%,
08/11/2023 2,994,995
1.1
2,200,000  Sherwin-Williams Co.,
5.490
%,
08/07/2023 2,197,686
0.8
2,600,000
Sysco Corp.,
5.430
%,
08/01/2023 2,599,614
1.0
Total Commercial Paper
(Cost $20,516,776)
20,513,934
7.6
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
529,000
(13)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.190%
(Cost $529,000)
$ 529,000
0.2
Total Short-Term
Investments
(Cost $27,118,868)
27,116,026
10.1
Total Investments in
Securities
(Cost $307,388,426) $ 288,286,200 107.5
Liabilities in Excess of
Other Assets (20,070,811) (7.5)
Net Assets $ 268,215,389 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of July 31,
2023.
(3)
Security, or a portion of the security, is on loan.
(4)
Defaulted security.
(5)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of July 31, 2023.
(7)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(8)
Represents or includes a TBA transaction.
(9)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(10)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(11)
The tables within the Portfolio of Investments detail open
purchased options which are non-income producing securities.
(12)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(13)
Rate shown is the 7-day yield as of July 31, 2023.
Currency Abbreviations:
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CNY China Yuan
COP Colombian Peso
CZK Czech Koruna
EUR EU Euro

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
IDR Indonesian Rupiah
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
RUB Russian Ruble
THB Thai Baht
ZAR South African Rand
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate
US0001M 1-month LIBOR
US0003M 3-month LIBOR
Sector Diversiﬁcation
Percentage
of Net Assets
Sovereign Bonds 19.6%
Collateralized Mortgage Obligations 16.1
U.S. Government Agency Obligations 9.7
Commercial Mortgage-Backed Securities 9.3
Asset-Backed Securities 9.1
Financial 9.0
U.S. Treasury Obligations 7.2
Consumer, Non-cyclical 3.9
Energy 3.2
Utilities 2.9
Industrial 1.8
Communications 1.7
Consumer, Cyclical 1.7
Technology 1.1
Basic Materials 1.0
Purchased Options 0.1
Short-Term Investments 10.1
Liabilities in Excess of Other Assets (7.5)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
July 31, 2023
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 70,548,964 $ — $ 70,548,964
Sovereign Bonds — 52,575,972 — 52,575,972
Collateralized Mortgage Obligations — 43,062,210 — 43,062,210
U.S. Government Agency Obligations — 25,964,971 — 25,964,971
Commercial Mortgage-Backed Securities — 25,031,583 25,844 25,057,427
Asset-Backed Securities — 24,410,639 — 24,410,639
U.S. Treasury Obligations — 19,241,221 — 19,241,221
Purchased Options 82,311 226,459 — 308,770
Short-Term Investments 529,000 26,587,026 — 27,116,026
Total Investments, at fair value $ 611,311 $ 287,649,045 $ 25,844 $ 288,286,200
Other Financial Instruments+
Centrally Cleared Interest Rate Swap — 6,673,872 — 6,673,872
Forward Foreign Currency Contracts — 3,744,228 — 3,744,228
Forward Premium Swaptions — 276,290 — 276,290
Futures 336,695 — — 336,695
Total Assets $ 948,006 $ 298,343,435 $ 25,844 $ 299,317,285
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swap $ — $ (5,086,939) $ — $ (5,086,939)
Forward Foreign Currency Contracts — (3,848,636) — (3,848,636)
Forward Premium Swaptions — (322,584) — (322,584)
Futures (927,087) — — (927,087)
Written Options (59,016) (833,531) — (892,547)
Total Liabilities $ (986,103) $ (10,091,690) $ — $ (11,077,793)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At July 31, 2023, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 885,693 JPY 121,896,200 Bank of America N.A. 08/18/23 $ 26,463
CAD 4,084,747 USD 3,078,980 Bank of America N.A. 08/18/23 19,400
USD 1,750,267 EUR 1,578,916 Bank of America N.A. 08/18/23 12,742
USD 583,130 EUR 519,858 Bank of America N.A. 08/18/23 11,050
USD 818,139 AUD 1,205,981 Bank of America N.A. 08/18/23 7,575
USD 853,942 AUD 1,261,457 Bank of America N.A. 08/18/23 6,093
USD 534,476 JPY 75,119,551 Bank of America N.A. 08/18/23 4,968
USD 1,116,448 JPY 157,704,742 Bank of America N.A. 08/18/23 4,808
USD 682,214 GBP 530,321 Bank of America N.A. 08/18/23 4,704
CAD 494,453 USD 372,846 Bank of America N.A. 08/18/23 2,209
USD 2,585,075 CAD 3,405,138 Bank of America N.A. 08/18/23 2,194
USD 499,138 NZD 802,036 Bank of America N.A. 08/18/23 978
USD 793,624 EUR 721,219 Bank of America N.A. 08/18/23 923
USD 844,640 CAD 1,112,366 Bank of America N.A. 08/18/23 883
CAD 1,124,957 USD 853,225 Bank of America N.A. 08/18/23 82
CAD 664,357 USD 504,068 Bank of America N.A. 08/18/23 (137)
USD 255,737 AUD 381,224 Bank of America N.A. 08/18/23 (491)
CAD 799,079 USD 606,993 Bank of America N.A. 08/18/23 (872)
EUR 344,387 USD 379,900 Bank of America N.A. 08/18/23 (918)

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
JPY 75,434,522 USD 533,768 Bank of America N.A. 08/18/23 $ (2,040)
USD 1,058,413 CAD 1,398,314 Bank of America N.A. 08/18/23 (2,242)
CAD 1,828,111 USD 1,390,307 Bank of America N.A. 08/18/23 (3,640)
USD 655,868 CAD 869,831 Bank of America N.A. 08/18/23 (3,920)
USD 580,975 GBP 455,850 Bank of America N.A. 08/18/23 (4,093)
USD 935,250 NZD 1,517,995 Bank of America N.A. 08/18/23 (7,606)
USD 913,548 AUD 1,372,440 Bank of America N.A. 08/18/23 (8,895)
AUD 3,420,193 USD 2,308,633 Bank of America N.A. 08/18/23 (9,856)
USD 2,547,617 CAD 3,372,867 Bank of America N.A. 08/18/23 (10,785)
CAD 1,873,488 USD 1,422,830 Bank of America N.A. 08/18/23 (12,746)
GBP 658,912 USD 859,747 Bank of America N.A. 08/18/23 (14,057)
USD 2,124,929 NZD 3,444,528 Bank of America N.A. 08/18/23 (14,533)
JPY 111,381,005 USD 806,275 Bank of America N.A. 08/18/23 (21,165)
USD 464,813 NOK 4,938,294 Bank of America N.A. 08/18/23 (22,743)
JPY 131,376,281 USD 951,142 Bank of America N.A. 08/18/23 (25,088)
EUR 1,075,038 USD 1,209,723 Bank of America N.A. 08/18/23 (26,692)
JPY 195,564,390 USD 1,406,161 Bank of America N.A. 08/18/23 (27,653)
USD 4,356,927 JPY 625,907,749 Bank of America N.A. 08/18/23 (55,014)
USD 8,505,353 EUR 7,812,842 Bank of America N.A. 08/18/23 (92,324)
NOK 14,137,295 USD 1,324,319 Barclays Bank PLC 08/18/23 71,449
JPY 518,613,486 USD 3,622,102 Barclays Bank PLC 08/18/23 33,536
USD 1,439,773 EUR 1,285,663 Barclays Bank PLC 08/18/23 24,960
JPY 345,020,626 USD 2,408,022 Barclays Bank PLC 08/18/23 23,983
USD 1,093,015 NOK 10,866,671 Barclays Bank PLC 08/18/23 20,154
USD 676,260 GBP 516,979 Barclays Bank PLC 08/18/23 12,735
USD 958,326 EUR 863,242 Barclays Bank PLC 08/18/23 8,367
USD 797,270 NOK 7,992,512 Barclays Bank PLC 08/18/23 8,173
EUR 4,638,696 USD 5,096,721 Barclays Bank PLC 08/18/23 7,953
USD 468,097 AUD 686,376 Barclays Bank PLC 08/18/23 6,771
USD 741,671 SEK 7,794,443 Barclays Bank PLC 08/18/23 6,272
EUR 2,294,157 USD 2,518,788 Barclays Bank PLC 08/18/23 5,827
GBP 287,295 USD 364,480 Barclays Bank PLC 08/18/23 4,253
USD 404,169 SEK 4,241,752 Barclays Bank PLC 08/18/23 3,963
GBP 241,822 USD 307,021 Barclays Bank PLC 08/18/23 3,350
NZD 1,015,827 USD 627,805 Barclays Bank PLC 08/18/23 3,145
USD 1,650,954 EUR 1,499,538 Barclays Bank PLC 08/18/23 2,792
USD 581,631 SEK 6,089,611 Barclays Bank PLC 08/18/23 2,617
CAD 954,709 USD 724,336 Barclays Bank PLC 08/18/23 (166)
GBP 190,551 USD 244,892 Barclays Bank PLC 08/18/23 (326)
USD 648,963 AUD 968,244 Barclays Bank PLC 08/18/23 (1,812)
CHF 385,887 USD 446,799 Barclays Bank PLC 08/18/23 (3,462)
EUR 1,251,941 USD 1,381,638 Barclays Bank PLC 08/18/23 (3,933)
EUR 2,203,410 USD 2,429,313 Barclays Bank PLC 08/18/23 (4,560)
USD 1,523,656 CAD 2,015,352 Barclays Bank PLC 08/18/23 (5,038)
USD 1,386,807 CAD 1,835,132 Barclays Bank PLC 08/18/23 (5,185)
JPY 114,364,159 USD 811,326 Barclays Bank PLC 08/18/23 (5,188)
USD 1,538,910 GBP 1,203,226 Barclays Bank PLC 08/18/23 (5,389)
GBP 862,114 USD 1,119,750 Barclays Bank PLC 08/18/23 (13,257)
USD 1,247,460 SEK 13,571,359 Barclays Bank PLC 08/18/23 (42,936)
USD 2,929,745 GBP 2,316,169 Barclays Bank PLC 08/18/23 (42,977)
IDR 2,061,305,761 USD 135,025 Barclays Bank PLC 08/25/23 1,493
USD 3,034,232 MYR 14,107,661 Barclays Bank PLC 08/25/23 (100,546)
NOK 22,417,293 USD 2,088,031 BNP Paribas 08/18/23 125,218
CHF 2,888,900 USD 3,251,553 BNP Paribas 08/18/23 67,435
USD 2,419,690 EUR 2,154,446 BNP Paribas 08/18/23 48,819
USD 1,843,527 JPY 254,913,195 BNP Paribas 08/18/23 46,678
NOK 13,749,675 USD 1,311,414 BNP Paribas 08/18/23 46,085
USD 2,966,685 AUD 4,414,157 BNP Paribas 08/18/23 46,080
USD 1,516,651 SEK 15,466,324 BNP Paribas 08/18/23 46,077
USD 2,773,574 JPY 388,194,689 BNP Paribas 08/18/23 37,241
AUD 3,727,214 USD 2,468,439 BNP Paribas 08/18/23 36,692
USD 4,187,152 JPY 593,832,253 BNP Paribas 08/18/23 34,595

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 1,485,244 EUR 1,319,411 BNP Paribas 08/18/23 $ 33,292
NZD 6,513,295 USD 4,012,930 BNP Paribas 08/18/23 32,603
NZD 3,604,690 USD 2,214,536 BNP Paribas 08/18/23 24,406
USD 3,062,098 EUR 2,760,757 BNP Paribas 08/18/23 24,010
USD 2,216,385 NZD 3,531,907 BNP Paribas 08/18/23 22,650
USD 5,150,494 CHF 4,483,617 BNP Paribas 08/18/23 19,382
CAD 10,631,603 USD 8,045,229 BNP Paribas 08/18/23 19,102
CHF 1,085,391 USD 1,230,686 BNP Paribas 08/18/23 16,295
USD 2,871,284 AUD 4,248,444 BNP Paribas 08/18/23 15,823
USD 619,620 EUR 550,946 BNP Paribas 08/18/23 13,328
USD 1,708,320 SEK 17,828,599 BNP Paribas 08/18/23 13,135
USD 6,174,835 NZD 9,922,119 BNP Paribas 08/18/23 12,016
EUR 1,048,516 USD 1,146,435 BNP Paribas 08/18/23 7,409
EUR 3,621,117 USD 3,977,674 BNP Paribas 08/18/23 7,201
EUR 787,375 USD 861,089 BNP Paribas 08/18/23 5,381
USD 1,145,289 CHF 993,179 BNP Paribas 08/18/23 4,249
CAD 2,034,107 USD 1,539,089 BNP Paribas 08/18/23 3,831
USD 2,381,901 EUR 2,161,424 BNP Paribas 08/18/23 3,353
USD 1,204,381 AUD 1,786,942 BNP Paribas 08/18/23 3,343
USD 1,240,400 CHF 1,077,051 BNP Paribas 08/18/23 3,003
NZD 3,307,238 USD 2,051,782 BNP Paribas 08/18/23 2,407
NZD 3,187,093 USD 1,977,218 BNP Paribas 08/18/23 2,346
EUR 4,358,024 USD 4,793,779 BNP Paribas 08/18/23 2,028
EUR 795,396 USD 874,220 BNP Paribas 08/18/23 1,077
USD 555,770 NOK 5,629,042 BNP Paribas 08/18/23 17
USD 2,300,437 NOK 23,300,659 BNP Paribas 08/18/23 (26)
USD 226,006 EUR 206,416 BNP Paribas 08/18/23 (1,145)
USD 776,741 CAD 1,026,367 BNP Paribas 08/18/23 (1,784)
EUR 1,602,884 USD 1,765,858 BNP Paribas 08/18/23 (1,957)
USD 3,400,104 GBP 2,651,702 BNP Paribas 08/18/23 (3,264)
USD 720,864 EUR 658,511 BNP Paribas 08/18/23 (3,797)
NOK 8,818,144 USD 874,628 BNP Paribas 08/18/23 (4,017)
EUR 297,257 USD 331,430 BNP Paribas 08/18/23 (4,311)
USD 924,201 EUR 844,991 BNP Paribas 08/18/23 (5,673)
CAD 2,305,249 USD 1,755,297 BNP Paribas 08/18/23 (6,709)
USD 1,407,601 AUD 2,106,392 BNP Paribas 08/18/23 (8,145)
USD 1,509,177 EUR 1,379,363 BNP Paribas 08/18/23 (8,750)
USD 1,202,790 AUD 1,804,751 BNP Paribas 08/18/23 (10,217)
USD 1,379,368 CHF 1,209,615 BNP Paribas 08/18/23 (10,330)
JPY 192,920,736 USD 1,371,216 BNP Paribas 08/18/23 (11,343)
EUR 913,656 USD 1,018,134 BNP Paribas 08/18/23 (12,697)
CHF 1,140,022 USD 1,322,765 BNP Paribas 08/18/23 (13,021)
USD 3,633,098 NZD 5,871,944 BNP Paribas 08/18/23 (14,080)
USD 2,118,427 NZD 3,433,594 BNP Paribas 08/18/23 (14,245)
EUR 1,195,125 USD 1,331,114 BNP Paribas 08/18/23 (15,933)
JPY 172,106,165 USD 1,230,852 BNP Paribas 08/18/23 (17,698)
EUR 1,824,844 USD 2,033,679 BNP Paribas 08/18/23 (25,521)
SEK 19,410,457 USD 1,873,083 BNP Paribas 08/18/23 (27,493)
EUR 2,312,821 USD 2,576,566 BNP Paribas 08/18/23 (31,411)
USD 4,255,800 EUR 3,896,644 BNP Paribas 08/18/23 (32,280)
AUD 3,177,828 USD 2,139,674 BNP Paribas 08/18/23 (37,080)
CHF 1,875,627 USD 2,194,374 BNP Paribas 08/18/23 (39,511)
AUD 3,636,097 USD 2,508,628 BNP Paribas 08/18/23 (64,738)
USD 2,250,508 NOK 24,227,346 BNP Paribas 08/18/23 (141,446)
SGD 804,588 USD 598,232 BNP Paribas 08/25/23 7,577
CNY 2,140,011 USD 300,000 Brown Brothers Harriman & Co. 08/25/23 599
HKD 547,037 USD 69,929 Brown Brothers Harriman & Co. 08/25/23 226
PLN 810,418 USD 204,068 Brown Brothers Harriman & Co. 08/25/23 (2,022)
HUF 53,585,311 USD 159,265 Brown Brothers Harriman & Co. 08/25/23 (7,989)
JPY 433,044,098 USD 3,019,542 Citibank N.A. 08/18/23 32,929
SEK 8,568,326 USD 796,618 Citibank N.A. 08/18/23 18,078
SEK 9,010,441 USD 838,897 Citibank N.A. 08/18/23 17,837

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
EUR 1,536,212 USD 1,673,525 Citibank N.A. 08/18/23 $ 17,007
EUR 2,391,327 USD 2,616,106 Citibank N.A. 08/18/23 15,440
USD 1,795,139 AUD 2,653,846 Citibank N.A. 08/18/23 11,438
EUR 906,144 USD 987,640 Citibank N.A. 08/18/23 9,531
EUR 620,698 USD 676,228 Citibank N.A. 08/18/23 6,822
SEK 3,096,380 USD 289,532 Citibank N.A. 08/18/23 4,879
AUD 1,277,862 USD 855,168 Citibank N.A. 08/18/23 3,708
EUR 1,764,559 USD 1,938,508 Citibank N.A. 08/18/23 3,309
CAD 877,446 USD 662,563 Citibank N.A. 08/18/23 3,001
NZD 1,731,431 USD 1,074,582 Citibank N.A. 08/18/23 843
USD 1,529,541 NZD 2,462,675 Citibank N.A. 08/18/23 (73)
EUR 1,081,580 USD 1,191,896 Citibank N.A. 08/18/23 (1,667)
CAD 971,141 USD 739,056 Citibank N.A. 08/18/23 (2,422)
USD 422,005 AUD 632,529 Citibank N.A. 08/18/23 (3,130)
USD 523,356 AUD 783,807 Citibank N.A. 08/18/23 (3,455)
USD 1,191,375 NZD 1,929,137 Citibank N.A. 08/18/23 (6,849)
USD 1,064,029 NZD 1,725,765 Citibank N.A. 08/18/23 (7,877)
USD 553,422 SEK 5,978,198 Citibank N.A. 08/18/23 (14,998)
USD 833,467 SEK 8,965,901 Citibank N.A. 08/18/23 (19,031)
USD 895,853 NOK 9,591,727 Citibank N.A. 08/18/23 (51,134)
AUD 13,800,728 USD 9,332,390 Citibank N.A. 08/18/23 (56,657)
ILS 1,073,195 USD 298,121 Citibank N.A. 08/25/23 (5,952)
USD 711,013 THB 24,888,520 Citibank N.A. 08/25/23 (17,846)
USD 302,212 COP 1,271,661,170 Citibank N.A. 08/25/23 (19,692)
USD 5,286,347 BRL 25,638,226 Citibank N.A. 08/25/23 (110,615)
USD 193,020 DKK 1,319,812 Deutsche Bank AG 08/18/23 (1,927)
USD 3,048,608 JPY 421,938,936 Goldman Sachs International 08/18/23 74,416
USD 1,249,558 SEK 12,768,345 Goldman Sachs International 08/18/23 35,514
USD 2,179,926 JPY 304,307,147 Goldman Sachs International 08/18/23 34,905
USD 1,809,112 AUD 2,657,059 Goldman Sachs International 08/18/23 23,252
USD 1,570,275 CHF 1,347,136 Goldman Sachs International 08/18/23 22,583
USD 1,362,928 JPY 190,304,917 Goldman Sachs International 08/18/23 21,493
USD 1,708,570 NOK 17,096,910 Goldman Sachs International 08/18/23 20,600
NOK 7,342,568 USD 708,664 Goldman Sachs International 08/18/23 16,265
JPY 151,985,583 USD 1,061,286 Goldman Sachs International 08/18/23 10,040
USD 1,333,661 EUR 1,203,390 Goldman Sachs International 08/18/23 9,386
USD 1,532,005 CHF 1,327,296 Goldman Sachs International 08/18/23 7,107
EUR 683,380 USD 744,985 Goldman Sachs International 08/18/23 7,044
GBP 1,075,835 USD 1,375,330 Goldman Sachs International 08/18/23 5,467
SEK 3,735,395 USD 351,436 Goldman Sachs International 08/18/23 3,734
AUD 832,937 USD 557,157 Goldman Sachs International 08/18/23 2,676
USD 779,779 CAD 1,025,272 Goldman Sachs International 08/18/23 2,085
USD 689,183 CHF 598,089 Goldman Sachs International 08/18/23 2,053
CAD 543,314 USD 410,258 Goldman Sachs International 08/18/23 1,858
CAD 406,789 USD 308,078 Goldman Sachs International 08/18/23 481
USD 460,542 CAD 606,538 Goldman Sachs International 08/18/23 468
USD 572,315 CAD 753,989 Goldman Sachs International 08/18/23 396
USD 536,449 CAD 706,796 Goldman Sachs International 08/18/23 326
SEK 4,262,114 USD 405,533 Goldman Sachs International 08/18/23 (281)
NOK 5,418,193 USD 536,458 Goldman Sachs International 08/18/23 (1,522)
CAD 1,678,858 USD 1,275,325 Goldman Sachs International 08/18/23 (1,870)
USD 469,851 CAD 623,103 Goldman Sachs International 08/18/23 (2,788)
USD 435,500 CAD 578,003 Goldman Sachs International 08/18/23 (2,929)
JPY 122,228,027 USD 864,798 Goldman Sachs International 08/18/23 (3,229)
USD 661,185 AUD 989,055 Goldman Sachs International 08/18/23 (3,577)
USD 702,675 CAD 932,904 Goldman Sachs International 08/18/23 (4,955)
AUD 474,355 USD 323,840 Goldman Sachs International 08/18/23 (5,017)
GBP 723,069 USD 933,532 Goldman Sachs International 08/18/23 (5,498)
USD 716,872 AUD 1,080,653 Goldman Sachs International 08/18/23 (9,456)
JPY 152,209,838 USD 1,082,751 Goldman Sachs International 08/18/23 (9,844)
NOK 14,158,405 USD 1,408,960 Goldman Sachs International 08/18/23 (11,108)
NOK 15,527,315 USD 1,533,504 Goldman Sachs International 08/18/23 (11,693)

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
CHF 1,685,385 USD 1,940,594 Goldman Sachs International 08/18/23 $ (11,817)
CHF 1,880,953 USD 2,175,269 Goldman Sachs International 08/18/23 (14,287)
NZD 2,129,375 USD 1,324,699 Goldman Sachs International 08/18/23 (16,058)
USD 850,445 SEK 9,139,754 Goldman Sachs International 08/18/23 (18,584)
JPY 161,321,934 USD 1,159,932 Goldman Sachs International 08/18/23 (22,795)
AUD 3,383,271 USD 2,298,784 Goldman Sachs International 08/18/23 (24,823)
SEK 9,883,035 USD 969,780 Goldman Sachs International 08/18/23 (30,078)
USD 2,321,532 GBP 1,838,677 Goldman Sachs International 08/18/23 (38,346)
NZD 3,215,052 USD 2,036,372 Goldman Sachs International 08/18/23 (39,441)
CHF 3,415,878 USD 3,988,956 Goldman Sachs International 08/18/23 (64,535)
USD 956,905 PEN 3,496,141 Goldman Sachs International 08/25/23 (11,355)
KRW 4,039,401,296 USD 3,102,959 HSBC Bank USA N.A. 08/25/23 64,622
USD 9,216,376 EUR 8,464,417 JPMorgan Chase Bank N.A. 08/18/23 (98,330)
CHF 2,565,542 USD 2,868,451 Morgan Stanley Capital Services LLC 08/18/23 79,038
USD 3,000,301 SEK 30,797,810 Morgan Stanley Capital Services LLC 08/18/23 71,975
USD 3,252,153 EUR 2,891,482 Morgan Stanley Capital Services LLC 08/18/23 70,209
SEK 16,385,902 USD 1,498,328 Morgan Stanley Capital Services LLC 08/18/23 59,681
USD 3,307,920 JPY 461,793,539 Morgan Stanley Capital Services LLC 08/18/23 52,798
CHF 1,703,015 USD 1,908,151 Morgan Stanley Capital Services LLC 08/18/23 48,403
NZD 5,582,908 USD 3,427,922 Morgan Stanley Capital Services LLC 08/18/23 39,730
NOK 4,184,809 USD 388,373 Morgan Stanley Capital Services LLC 08/18/23 24,791
USD 3,537,045 CHF 3,061,029 Morgan Stanley Capital Services LLC 08/18/23 20,301
SEK 13,519,757 USD 1,267,603 Morgan Stanley Capital Services LLC 08/18/23 17,886
CHF 1,109,631 USD 1,257,237 Morgan Stanley Capital Services LLC 08/18/23 17,591
GBP 1,431,809 USD 1,820,438 Morgan Stanley Capital Services LLC 08/18/23 17,239
CAD 3,375,998 USD 2,543,887 Morgan Stanley Capital Services LLC 08/18/23 16,891
GBP 1,472,084 USD 1,872,559 Morgan Stanley Capital Services LLC 08/18/23 16,810
CHF 637,188 USD 715,622 Morgan Stanley Capital Services LLC 08/18/23 16,428
USD 1,027,482 CHF 881,133 Morgan Stanley Capital Services LLC 08/18/23 15,169
USD 2,722,846 JPY 384,348,256 Morgan Stanley Capital Services LLC 08/18/23 13,626
USD 1,423,681 CHF 1,230,945 Morgan Stanley Capital Services LLC 08/18/23 9,478
USD 1,281,108 CHF 1,107,571 Morgan Stanley Capital Services LLC 08/18/23 8,646
SEK 4,857,038 USD 453,769 Morgan Stanley Capital Services LLC 08/18/23 8,049
USD 1,154,877 AUD 1,706,536 Morgan Stanley Capital Services LLC 08/18/23 7,881
CHF 291,963 USD 327,781 Morgan Stanley Capital Services LLC 08/18/23 7,649
SEK 5,153,402 USD 483,293 Morgan Stanley Capital Services LLC 08/18/23 6,705
CAD 1,847,136 USD 1,394,657 Morgan Stanley Capital Services LLC 08/18/23 6,441
USD 788,250 CAD 1,038,769 Morgan Stanley Capital Services LLC 08/18/23 6,418
CAD 1,434,399 USD 1,083,478 Morgan Stanley Capital Services LLC 08/18/23 4,549
USD 1,177,198 CAD 1,546,080 Morgan Stanley Capital Services LLC 08/18/23 4,459
USD 1,679,592 NZD 2,700,230 Morgan Stanley Capital Services LLC 08/18/23 2,427
USD 320,576 NOK 3,223,773 Morgan Stanley Capital Services LLC 08/18/23 2,295
NZD 597,128 USD 368,865 Morgan Stanley Capital Services LLC 08/18/23 2,023
NZD 1,532,958 USD 950,436 Morgan Stanley Capital Services LLC 08/18/23 1,714
NZD 322,949 USD 199,398 Morgan Stanley Capital Services LLC 08/18/23 1,192
USD 3,711,119 NZD 5,973,037 Morgan Stanley Capital Services LLC 08/18/23 1,151
USD 393,071 GBP 306,118 Morgan Stanley Capital Services LLC 08/18/23 179
CAD 1,557,629 USD 1,181,499 Morgan Stanley Capital Services LLC 08/18/23 —
USD 221,588 NOK 2,253,127 Morgan Stanley Capital Services LLC 08/18/23 (862)
NZD 904,685 USD 562,983 Morgan Stanley Capital Services LLC 08/18/23 (1,065)
GBP 367,116 USD 472,357 Morgan Stanley Capital Services LLC 08/18/23 (1,176)
USD 1,000,460 CAD 1,320,578 Morgan Stanley Capital Services LLC 08/18/23 (1,231)
NOK 2,206,358 USD 218,160 Morgan Stanley Capital Services LLC 08/18/23 (1,918)
USD 1,337,557 AUD 1,993,275 Morgan Stanley Capital Services LLC 08/18/23 (2,161)
NOK 3,005,166 USD 299,021 Morgan Stanley Capital Services LLC 08/18/23 (2,323)
NOK 3,733,579 USD 371,057 Morgan Stanley Capital Services LLC 08/18/23 (2,443)
USD 573,850 AUD 859,851 Morgan Stanley Capital Services LLC 08/18/23 (4,072)
CAD 2,033,634 USD 1,546,655 Morgan Stanley Capital Services LLC 08/18/23 (4,093)
EUR 4,336,244 USD 4,777,447 Morgan Stanley Capital Services LLC 08/18/23 (5,608)
NZD 1,545,238 USD 967,364 Morgan Stanley Capital Services LLC 08/18/23 (7,587)
SEK 3,275,987 USD 320,111 Morgan Stanley Capital Services LLC 08/18/23 (8,622)
USD 196,217 NOK 2,088,591 Morgan Stanley Capital Services LLC 08/18/23 (9,989)

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 2,548,913 CAD 3,373,625 Morgan Stanley Capital Services LLC 08/18/23 $ (10,064)
JPY 202,558,306 USD 1,437,942 Morgan Stanley Capital Services LLC 08/18/23 (10,136)
CHF 1,649,981 USD 1,905,767 Morgan Stanley Capital Services LLC 08/18/23 (10,144)
USD 1,910,225 NZD 3,091,929 Morgan Stanley Capital Services LLC 08/18/23 (10,232)
NOK 14,319,667 USD 1,424,976 Morgan Stanley Capital Services LLC 08/18/23 (11,202)
GBP 553,562 USD 722,439 Morgan Stanley Capital Services LLC 08/18/23 (11,961)
NZD 3,783,998 USD 2,364,469 Morgan Stanley Capital Services LLC 08/18/23 (14,155)
USD 224,796 NOK 2,430,741 Morgan Stanley Capital Services LLC 08/18/23 (15,190)
USD 2,245,652 EUR 2,056,657 Morgan Stanley Capital Services LLC 08/18/23 (17,605)
SEK 13,923,243 USD 1,343,013 Morgan Stanley Capital Services LLC 08/18/23 (19,160)
SEK 17,973,383 USD 1,728,189 Morgan Stanley Capital Services LLC 08/18/23 (19,238)
USD 2,984,814 NZD 4,839,663 Morgan Stanley Capital Services LLC 08/18/23 (21,194)
USD 1,427,032 GBP 1,131,013 Morgan Stanley Capital Services LLC 08/18/23 (24,583)
CHF 2,501,487 USD 2,898,806 Morgan Stanley Capital Services LLC 08/18/23 (24,906)
GBP 1,762,399 USD 2,288,655 Morgan Stanley Capital Services LLC 08/18/23 (26,677)
JPY 422,214,358 USD 3,006,197 Morgan Stanley Capital Services LLC 08/18/23 (30,064)
JPY 439,470,605 USD 3,137,694 Morgan Stanley Capital Services LLC 08/18/23 (39,923)
JPY 747,906,713 USD 5,270,523 Morgan Stanley Capital Services LLC 08/18/23 (40,553)
USD 3,013,736 CHF 2,675,565 Morgan Stanley Capital Services LLC 08/18/23 (60,156)
JPY 409,967,236 USD 2,966,381 Morgan Stanley Capital Services LLC 08/18/23 (76,576)
USD 3,007,251 CHF 2,686,859 Morgan Stanley Capital Services LLC 08/18/23 (79,617)
USD 3,656,099 CHF 3,262,128 Morgan Stanley Capital Services LLC 08/18/23 (91,682)
NZD 6,311,580 USD 4,034,791 Morgan Stanley Capital Services LLC 08/18/23 (114,547)
USD 2,665,508 ZAR 48,291,267 Morgan Stanley Capital Services LLC 08/25/23 (28,410)
GBP 11,089,142 USD 14,106,454 Standard Chartered Bank 08/18/23 126,076
CHF 1,335,891 USD 1,496,215 Standard Chartered Bank 08/18/23 38,558
CHF 993,236 USD 1,109,661 Standard Chartered Bank 08/18/23 31,445
AUD 2,422,134 USD 1,604,242 Standard Chartered Bank 08/18/23 23,720
NZD 1,809,780 USD 1,101,781 Standard Chartered Bank 08/18/23 22,308
CHF 687,692 USD 770,462 Standard Chartered Bank 08/18/23 19,611
NZD 1,337,224 USD 811,546 Standard Chartered Bank 08/18/23 19,029
USD 689,849 NZD 1,082,378 Standard Chartered Bank 08/18/23 17,563
AUD 3,535,961 USD 2,359,674 Standard Chartered Bank 08/18/23 16,913
CHF 697,836 USD 785,403 Standard Chartered Bank 08/18/23 16,324
USD 631,835 NZD 991,601 Standard Chartered Bank 08/18/23 15,933
GBP 1,234,829 USD 1,570,192 Standard Chartered Bank 08/18/23 14,668
CHF 447,290 USD 500,166 Standard Chartered Bank 08/18/23 13,715
NZD 1,093,126 USD 665,258 Standard Chartered Bank 08/18/23 13,704
NZD 1,630,003 USD 1,000,382 Standard Chartered Bank 08/18/23 12,044
GBP 946,915 USD 1,203,782 Standard Chartered Bank 08/18/23 11,550
GBP 825,097 USD 1,048,497 Standard Chartered Bank 08/18/23 10,486
USD 777,112 AUD 1,140,778 Standard Chartered Bank 08/18/23 10,373
NZD 3,577,389 USD 2,212,304 Standard Chartered Bank 08/18/23 9,681
JPY 133,115,760 USD 929,250 Standard Chartered Bank 08/18/23 9,066
AUD 1,942,013 USD 1,296,408 Standard Chartered Bank 08/18/23 8,856
USD 415,345 GBP 316,788 Standard Chartered Bank 08/18/23 8,759
CHF 312,389 USD 350,345 Standard Chartered Bank 08/18/23 8,551
USD 361,157 GBP 274,983 Standard Chartered Bank 08/18/23 8,225
NZD 1,167,378 USD 717,040 Standard Chartered Bank 08/18/23 8,041
USD 903,151 AUD 1,332,724 Standard Chartered Bank 08/18/23 7,402
USD 524,394 CHF 450,630 Standard Chartered Bank 08/18/23 6,676
USD 591,660 NZD 942,002 Standard Chartered Bank 08/18/23 6,565
GBP 575,240 USD 731,987 Standard Chartered Bank 08/18/23 6,314
CHF 228,418 USD 256,275 Standard Chartered Bank 08/18/23 6,149
USD 358,015 CHF 306,561 Standard Chartered Bank 08/18/23 5,814
AUD 976,658 USD 650,884 Standard Chartered Bank 08/18/23 5,547
USD 513,516 AUD 757,339 Standard Chartered Bank 08/18/23 4,494
NZD 1,325,812 USD 819,307 Standard Chartered Bank 08/18/23 4,181
JPY 143,467,684 USD 1,007,332 Standard Chartered Bank 08/18/23 3,953
USD 810,484 GBP 628,528 Standard Chartered Bank 08/18/23 3,790
USD 270,830 CHF 232,628 Standard Chartered Bank 08/18/23 3,569
USD 446,399 CHF 385,617 Standard Chartered Bank 08/18/23 3,373

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 370,969 AUD 546,944 Standard Chartered Bank 08/18/23 $ 3,358
JPY 60,726,453 USD 424,934 Standard Chartered Bank 08/18/23 3,118
AUD 689,000 USD 460,489 Standard Chartered Bank 08/18/23 2,601
AUD 650,573 USD 434,681 Standard Chartered Bank 08/18/23 2,581
JPY 68,618,196 USD 481,826 Standard Chartered Bank 08/18/23 1,854
USD 837,176 CAD 1,101,576 Standard Chartered Bank 08/18/23 1,604
USD 264,623 AUD 391,714 Standard Chartered Bank 08/18/23 1,345
USD 397,897 AUD 590,629 Standard Chartered Bank 08/18/23 924
CAD 481,313 USD 364,341 Standard Chartered Bank 08/18/23 747
USD 352,945 JPY 50,045,374 Standard Chartered Bank 08/18/23 182
NZD 1,596,527 USD 991,911 Standard Chartered Bank 08/18/23 (277)
GBP 200,208 USD 257,438 Standard Chartered Bank 08/18/23 (479)
CHF 327,147 USD 376,876 Standard Chartered Bank 08/18/23 (1,024)
USD 315,651 CAD 417,843 Standard Chartered Bank 08/18/23 (1,293)
USD 408,742 AUD 610,130 Standard Chartered Bank 08/18/23 (1,338)
USD 252,422 JPY 36,003,431 Standard Chartered Bank 08/18/23 (1,361)
USD 394,880 NZD 638,521 Standard Chartered Bank 08/18/23 (1,718)
USD 279,455 CHF 244,960 Standard Chartered Bank 08/18/23 (1,974)
JPY 38,175,725 USD 271,662 Standard Chartered Bank 08/18/23 (2,566)
AUD 339,055 USD 230,511 Standard Chartered Bank 08/18/23 (2,626)
USD 395,990 NZD 643,176 Standard Chartered Bank 08/18/23 (3,499)
USD 733,855 EUR 670,709 Standard Chartered Bank 08/18/23 (4,230)
CHF 262,047 USD 305,559 Standard Chartered Bank 08/18/23 (4,500)
EUR 888,505 USD 982,386 Standard Chartered Bank 08/18/23 (4,627)
USD 741,962 GBP 581,846 Standard Chartered Bank 08/18/23 (4,817)
USD 472,829 NZD 769,034 Standard Chartered Bank 08/18/23 (4,833)
JPY 33,782,250 USD 243,175 Standard Chartered Bank 08/18/23 (5,048)
AUD 691,284 USD 469,944 Standard Chartered Bank 08/18/23 (5,319)
USD 667,017 GBP 524,028 Standard Chartered Bank 08/18/23 (5,555)
USD 1,404,294 AUD 2,098,488 Standard Chartered Bank 08/18/23 (6,140)
AUD 528,258 USD 361,651 Standard Chartered Bank 08/18/23 (6,599)
USD 990,181 GBP 776,661 Standard Chartered Bank 08/18/23 (6,637)
GBP 301,690 USD 394,554 Standard Chartered Bank 08/18/23 (7,345)
USD 586,534 JPY 84,355,616 Standard Chartered Bank 08/18/23 (8,077)
USD 938,259 NZD 1,523,956 Standard Chartered Bank 08/18/23 (8,300)
JPY 63,144,897 USD 454,197 Standard Chartered Bank 08/18/23 (9,097)
JPY 41,917,750 USD 305,256 Standard Chartered Bank 08/18/23 (9,783)
USD 433,417 CHF 385,867 Standard Chartered Bank 08/18/23 (9,895)
USD 429,520 CHF 382,687 Standard Chartered Bank 08/18/23 (10,140)
AUD 949,375 USD 648,271 Standard Chartered Bank 08/18/23 (10,177)
USD 815,020 JPY 117,210,908 Standard Chartered Bank 08/18/23 (11,185)
USD 1,195,826 GBP 940,525 Standard Chartered Bank 08/18/23 (11,304)
USD 728,984 CHF 645,045 Standard Chartered Bank 08/18/23 (12,092)
USD 964,922 JPY 138,608,027 Standard Chartered Bank 08/18/23 (12,107)
USD 1,206,803 NZD 1,963,415 Standard Chartered Bank 08/18/23 (12,712)
USD 1,248,709 JPY 178,979,471 Standard Chartered Bank 08/18/23 (12,894)
USD 1,029,835 JPY 148,046,467 Standard Chartered Bank 08/18/23 (13,725)
NZD 1,390,731 USD 881,215 Standard Chartered Bank 08/18/23 (17,405)
USD 2,173,579 NZD 3,533,556 Standard Chartered Bank 08/18/23 (21,181)
USD 1,289,700 CHF 1,141,103 Standard Chartered Bank 08/18/23 (21,286)
USD 1,919,792 CAD 2,563,665 Standard Chartered Bank 08/18/23 (24,811)
USD 2,010,603 AUD 3,033,119 Standard Chartered Bank 08/18/23 (28,014)
JPY 160,891,622 USD 1,165,945 Standard Chartered Bank 08/18/23 (31,841)
AUD 2,437,624 USD 1,670,240 Standard Chartered Bank 08/18/23 (31,867)
USD 1,030,955 RON 4,537,900 Standard Chartered Bank 08/25/23 20,390
USD 146,361 CZK 3,103,204 Standard Chartered Bank 08/25/23 3,688
CLP 153,647,743 USD 188,469 Standard Chartered Bank 08/25/23 (5,842)
EUR 56,588,083 USD 61,937,304 State Street Bank and Trust Co. 08/18/23 335,310
USD 2,551,868 JPY 351,202,988 State Street Bank and Trust Co. 08/18/23 76,284
NOK 10,025,981 USD 936,757 State Street Bank and Trust Co. 08/18/23 53,103
NOK 7,868,450 USD 732,018 State Street Bank and Trust Co. 08/18/23 44,831
CHF 959,387 USD 1,075,057 State Street Bank and Trust Co. 08/18/23 27,160

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
NZD 1,493,730 USD 906,004 State Street Bank and Trust Co. 08/18/23 $ 21,780
CHF 789,600 USD 885,552 State Street Bank and Trust Co. 08/18/23 21,601
USD 969,522 NZD 1,538,936 State Street Bank and Trust Co. 08/18/23 13,660
EUR 2,310,243 USD 2,538,931 State Street Bank and Trust Co. 08/18/23 3,386
DKK 4,946,164 USD 727,272 State Street Bank and Trust Co. 08/18/23 3,317
CAD 742,955 USD 561,563 State Street Bank and Trust Co. 08/18/23 1,987
USD 1,005,477 CAD 1,324,404 State Street Bank and Trust Co. 08/18/23 885
USD 918,950 GBP 715,325 State Street Bank and Trust Co. 08/18/23 855
CAD 1,807,876 USD 1,371,258 State Street Bank and Trust Co. 08/18/23 60
JPY 64,508,545 USD 455,022 State Street Bank and Trust Co. 08/18/23 (310)
USD 558,145 AUD 834,407 State Street Bank and Trust Co. 08/18/23 (2,676)
NZD 5,344,270 USD 3,322,433 State Street Bank and Trust Co. 08/18/23 (3,004)
USD 907,160 CAD 1,200,154 State Street Bank and Trust Co. 08/18/23 (3,186)
USD 453,328 GBP 355,798 State Street Bank and Trust Co. 08/18/23 (3,327)
USD 1,523,273 AUD 2,271,794 State Street Bank and Trust Co. 08/18/23 (3,644)
USD 1,664,349 NZD 2,686,432 State Street Bank and Trust Co. 08/18/23 (4,246)
USD 921,396 JPY 131,442,576 State Street Bank and Trust Co. 08/18/23 (5,126)
USD 898,469 GBP 704,303 State Street Bank and Trust Co. 08/18/23 (5,480)
USD 454,532 SEK 4,859,569 State Street Bank and Trust Co. 08/18/23 (7,527)
USD 1,117,925 GBP 883,544 State Street Bank and Trust Co. 08/18/23 (16,074)
USD 2,145,345 CAD 2,863,987 State Street Bank and Trust Co. 08/18/23 (27,059)
USD 1,474,812 CHF 1,315,072 State Street Bank and Trust Co. 08/18/23 (36,044)
USD 663,777 NOK 7,144,569 State Street Bank and Trust Co. 08/18/23 (41,603)
USD 1,732,703 CHF 1,546,796 State Street Bank and Trust Co. 08/18/23 (44,375)
USD 4,400,047 EUR 4,046,545 State Street Bank and Trust Co. 08/18/23 (52,992)
USD 1,435,103 NOK 15,272,699 State Street Bank and Trust Co. 08/18/23 (72,763)
JPY 4,354,916,617 USD 30,945,014 State Street Bank and Trust Co. 08/18/23 (247,782)
BRL 14,201,699 USD 2,929,816 State Street Bank and Trust Co. 08/25/23 59,705
MXN 23,485,518 USD 1,380,958 State Street Bank and Trust Co. 08/25/23 15,198
CNY 75,691 USD 10,505 State Street Bank and Trust Co. 08/25/23 127
USD 1,060,752 MXN 18,252,159 State Street Bank and Trust Co. 08/25/23 (24,294)
USD 3,724,704 EUR 3,315,386 Wells Fargo 08/18/23 76,272
$ (104,408)
At July 31, 2023, the following futures contracts were outstanding for Voya Global Bond Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
Australia 10-Year Bond 29 09/15/23 $ 2,256,865 $ (22,843)
Australia 3-Year Bond 27 09/15/23 1,922,545 (3,206)
Canada 10-Year Bond 64 09/20/23 5,828,992 (217,192)
Euro-Bobl 5-Year 144 09/07/23 18,348,719 (179,742)
Euro-Bund 25 09/07/23 3,655,855 (36,613)
Euro-Buxl 30-year German Government Bond 27 09/07/23 3,995,228 (79,623)
Euro-OAT 57 09/07/23 7,993,161 (107,730)
Euro-Schatz 133 09/07/23 15,361,902 (79,210)
Japan 10-Year Bond (TSE) 5 09/12/23 5,159,386 (29,269)
Japanese Government Bonds 10-Year Mini 26 09/11/23 2,684,160 (16,497)
Long Gilt 43 09/27/23 5,304,847 (38,496)
Long-Term Euro-BTP 32 09/07/23 4,081,363 (3,429)
U.S. Treasury 10-Year Note 11 09/20/23 1,225,469 (4,032)
U.S. Treasury Ultra Long Bond 22 09/20/23 2,908,812 (109,205)
$ 80,727,304 $ (927,087)
Short Contracts:
U.S. Treasury 2-Year Note (20) 09/29/23 (4,060,625) 9,552
U.S. Treasury 5-Year Note (35) 09/29/23 (3,738,711) 83,573
U.S. Treasury Long Bond (3) 09/20/23 (373,312) 8,267
U.S. Treasury Ultra 10-Year Note (95) 09/20/23 (11,113,516) 235,303
$ (19,286,164) $ 336,695

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
At July 31, 2023, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Pay 1-day Euro Short-Term Rate (ESTR) At termination 3.184 At termination 07/15/25 EUR 7,595,000 $ 957 $ 957
Pay 1-day Sterling Overnight Index Average (SONIA) Annual 1.649 Annual 04/14/52 GBP 2,400,000 (1,185,157) (1,185,157)
Pay 1-day Sterling Overnight Index Average (SONIA) Annual 2.169 Annual 04/14/25 GBP 3,500,000 (282,522) (282,522)
Pay 1-day Overnight Tokyo Average Rate Annual 1.000 Annual 12/28/37 JPY 60,000,000 302 302
Pay 1-day Overnight Tokyo Average Rate Annual 0.410 Annual 06/20/29 JPY 100,000,000 (2,604) (2,604)
Pay 1-day Overnight Tokyo Average Rate Annual 0.659 Annual 04/06/33 JPY 130,000,000 (9,497) (9,497)
Pay 1-day Overnight Tokyo Average Rate Annual 0.874 Annual 04/06/38 JPY 130,000,000 (19,695) (19,695)
Pay 1-day Overnight Tokyo Average Rate Annual 0.138 Annual 06/10/27 JPY 200,000,000 (8,185) (8,185)
Pay 1-day Overnight Tokyo Average Rate Annual 0.978 Annual 06/28/52 JPY 262,000,000 (148,673) (148,673)
Pay 1-day Overnight Tokyo Average Rate Annual 0.826 Annual 05/20/47 JPY 350,000,000 (234,037) (234,037)
Pay 1-day Overnight Tokyo Average Rate Annual 0.664 Annual 07/15/37 JPY 400,000,000 (131,619) (131,619)
Pay 1-day Overnight Tokyo Average Rate Annual 0.743 Annual 06/10/42 JPY 400,000,000 (222,799) (222,799)
Pay 1-day Overnight Tokyo Average Rate Annual 0.150 Annual 06/20/24 JPY 3,150,000,000 38,607 38,607
Pay 28-day MXN TIIE-BANXICO Monthly 8.440 Monthly 07/20/28 MXN 59,816,000 (1,329) (1,324)
Pay 1-day Secured Overnight Financing Rate Annual 3.491 Annual 08/23/33 USD 840,000 (13,236) (13,236)
Pay 1-day Secured Overnight Financing Rate Annual 4.472 Annual 02/20/25 USD 961,000 (3,117) (3,117)
Pay 1-day Secured Overnight Financing Rate Annual 3.058 Annual 08/08/29 USD 1,200,000 (50,281) (50,299)
Pay 1-day Secured Overnight Financing Rate Annual 3.332 Annual 02/20/25 USD 1,273,975 (17,786) (17,786)
Pay 1-day Secured Overnight Financing Rate Annual 3.150 Annual 10/27/47 USD 1,465,000 (69,017) (68,956)
Pay 1-day Secured Overnight Financing Rate Annual 3.098 Annual 08/08/32 USD 1,600,000 (70,463) (76,186)
Pay 1-day Secured Overnight Financing Rate Annual 3.212 Annual 05/12/33 USD 2,401,292 (105,386) (105,386)
Pay 1-day Secured Overnight Financing Rate Annual 3.040 Annual 05/08/31 USD 2,500,000 (114,199) (113,508)
Pay 1-day Secured Overnight Financing Rate Annual 3.164 Annual 05/12/33 USD 2,519,000 (120,680) (120,680)
Pay 1-day Secured Overnight Financing Rate Annual 3.139 Annual 05/12/33 USD 2,728,250 (136,392) (136,392)
Pay 1-day Secured Overnight Financing Rate Annual 3.233 Annual 05/12/33 USD 2,729,000 (115,049) (115,049)
Pay 1-day Secured Overnight Financing Rate Annual 3.456 Annual 05/17/33 USD 3,190,000 (74,671) (74,671)
Pay 1-day Secured Overnight Financing Rate Annual 3.085 Annual 05/10/33 USD 3,358,000 (183,169) (183,169)
Pay 1-day Secured Overnight Financing Rate Annual 3.200 Annual 05/12/33 USD 3,358,000 (150,792) (150,792)
Pay 1-day Secured Overnight Financing Rate Annual 3.289 Annual 05/10/33 USD 4,617,353 (173,630) (173,630)
Pay 1-day Secured Overnight Financing Rate Annual 3.065 Annual 05/11/33 USD 4,701,000 (264,056) (264,056)
Pay 1-day Secured Overnight Financing Rate Annual 3.058 Annual 05/10/33 USD 5,247,000 (297,860) (297,860)
Pay 1-day Secured Overnight Financing Rate Annual 3.483 Annual 05/10/33 USD 6,296,553 (135,328) (135,328)
Pay 1-day Secured Overnight Financing Rate Annual 3.393 Annual 08/25/24 USD 7,800,000 (223,995) (223,995)
Pay 1-day Secured Overnight Financing Rate Annual 2.995 Annual 06/09/33 USD 8,395,000 (507,976) (507,976)
Receive 1-day Sterling Overnight Index Average (SONIA) Annual 3.674 Annual 09/30/52 GBP 200,000 9,358 9,358
Receive 1-day Sterling Overnight Index Average (SONIA) Annual 2.999 Annual 09/13/52 GBP 500,000 100,046 100,045
Receive 1-day Sterling Overnight Index Average (SONIA) Annual 3.803 Annual 09/13/25 GBP 800,000 34,491 34,491
Receive 1-day Secured Overnight Financing Rate Annual 3.405 Annual 08/23/33 USD 416,000 9,494 9,494
Receive 1-day Secured Overnight Financing Rate Annual 3.544 Annual 08/23/33 USD 1,217,000 13,793 13,793
Receive 1-day Secured Overnight Financing Rate Annual 3.463 Annual 08/23/33 USD 1,343,000 24,192 24,192
Receive 1-day Secured Overnight Financing Rate Annual 4.426 Annual 02/20/25 USD 1,604,000 5,899 5,899
Receive 1-day Secured Overnight Financing Rate Annual 3.172 Annual 05/16/33 USD 1,805,000 84,838 84,838
Receive 1-day Secured Overnight Financing Rate Annual 4.876 Annual 02/20/25 USD 1,848,000 (1,021) (1,021)
Receive 1-day Secured Overnight Financing Rate Annual 4.369 Annual 02/20/25 USD 1,945,000 8,191 8,191
Receive 1-day Secured Overnight Financing Rate Annual 1.847 Annual 02/17/32 USD 2,000,000 300,593 300,593
Receive 1-day Secured Overnight Financing Rate Annual 3.543 Annual 08/23/33 USD 2,015,000 23,009 23,009
Receive 1-day Secured Overnight Financing Rate Annual 3.726 Annual 08/23/33 USD 2,141,000 (7,734) (7,734)
Receive 1-day Secured Overnight Financing Rate Annual 3.718 Annual 02/20/25 USD 2,275,000 23,509 23,509
Receive 1-day Secured Overnight Financing Rate Annual 3.598 Annual 05/12/33 USD 2,309,000 27,290 27,290
Receive 1-day Secured Overnight Financing Rate Annual 3.689 Annual 05/12/33 USD 2,309,000 9,743 9,743
Receive 1-day Secured Overnight Financing Rate Annual 3.296 Annual 05/12/33 USD 2,519,000 93,071 93,071
Receive 1-day Secured Overnight Financing Rate Annual 4.073 Annual 02/20/25 USD 2,528,000 17,680 17,680
Receive 1-day Secured Overnight Financing Rate Annual 3.564 Annual 02/20/25 USD 2,557,000 30,111 30,111
Receive 1-day Secured Overnight Financing Rate Annual 4.798 Annual 02/20/25 USD 2,625,000 463 463
Receive 1-day Secured Overnight Financing Rate Annual 4.464 Annual 02/20/25 USD 3,442,000 11,434 11,434
Receive 1-day Secured Overnight Financing Rate Annual 3.483 Annual 05/12/33 USD 3,568,000 76,292 76,292
Receive 1-day Secured Overnight Financing Rate Annual 3.559 Annual 02/20/25 USD 3,987,000 47,141 47,141
Receive 1-day Secured Overnight Financing Rate Annual 3.562 Annual 11/03/26 USD 4,000,000 86,719 86,694
Receive 1-day Secured Overnight Financing Rate Annual 4.586 Annual 02/20/25 USD 4,084,000 8,862 8,862
Receive 1-day Secured Overnight Financing Rate Annual 2.188 Annual 03/24/27 USD 5,000,000 389,381 389,381
Receive 1-day Secured Overnight Financing Rate Annual 2.962 Annual 06/14/27 USD 5,000,000 226,466 226,466
Receive 1-day Secured Overnight Financing Rate Annual 3.065 Annual 02/08/28 USD 5,000,000 182,048 183,474
Receive 1-day Secured Overnight Financing Rate Annual 4.784 Annual 02/20/25 USD 5,056,000 1,579 1,579

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Pay/Receive
Floating Rate Floating Rate Index
Floating
Rate Index
Payment
Frequency
Fixed
Rate
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount
Fair
Value
Unrealized
Appreciation/
(Depreciation)
Receive 1-day Secured Overnight Financing Rate Annual 3.058 Annual 05/12/33 USD 5,877,000 $ 47,571 $ 47,571
Receive 1-day Secured Overnight Financing Rate Annual 3.464 Annual 09/26/32 USD 7,000,000 196,078 196,078
Receive 1-day Secured Overnight Financing Rate Annual 1.567 Annual 02/17/24 USD 12,000,000 441,383 441,383
Receive 1-day Secured Overnight Financing Rate Annual 2.140 Annual 03/24/24 USD 12,000,000 379,986 379,986
Receive 1-day Secured Overnight Financing Rate Annual 1.551 Annual 01/24/29 USD 12,000,000 1,602,291 1,602,291
Receive 1-day Secured Overnight Financing Rate Annual 4.068 Annual 05/03/25 USD 13,000,000 181,325 181,021
Receive 1-day Secured Overnight Financing Rate Annual 3.180 Annual 05/11/33 USD 14,062,000 655,324 655,324
Receive 1-day Secured Overnight Financing Rate Annual 2.590 Annual 04/13/25 USD 15,000,000 693,909 693,909
Receive 1-day Secured Overnight Financing Rate Annual 3.292 Annual 05/12/33 USD 15,826,000 589,350 589,350
$ 1,590,821 $ 1,586,933
At July 31, 2023, the following purchased exchange-traded options were outstanding for Voya Global Bond Fund:
Description Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts Notional Amount Cost Fair Value
3-month EURIBOR
Call 12/18/23 96.00 EUR 113 EUR 27,120,000 $ 76,199 $ 66,004
3-month EURIBOR
Call 12/18/23 96.50 EUR 113 EUR 27,261,250 28,087 16,307
$ 104,286 $ 82,311
At July 31, 2023, the following exchange-traded written options were outstanding for Voya Global Bond Fund:
Description Put/Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
3-month EURIBOR
Call 12/18/23 96.25 EUR 226 EUR 54,381,250 $ 89,712 $ (59,016)
$ 89,712 $ (59,016)
At July 31, 2023, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount Cost Fair Value
Call CAD vs. Put USD Barclays Bank PLC 07/26/24 1.313 USD 2,847,000 $ 63,855 $ 65,352
Call JPY vs. Put USD BNP Paribas 02/27/25 107.500 USD 1,867,000 92,603 8,831
Call USD vs. Put CAD Barclays Bank PLC 07/26/24 1.313 USD 2,847,000 68,720 66,096
Call USD vs. Put GBP Bank of America N.A. 10/19/23 1.280 USD 2,852,000 26,723 37,759
Call USD vs. Put JPY Bank of America N.A. 09/09/32 140.000 USD 2,055,300 36,584 23,191
Call USD vs. Put JPY BNP Paribas 09/05/23 154.000 USD 279,000 13,806 2,039
Call USD vs. Put JPY BNP Paribas 09/09/32 140.000 USD 2,055,300 39,215 23,191
$ 341,506 226,459
At July 31, 2023, the following OTC written foreign currency options were outstanding for Voya Global Bond Fund:
Description Counterparty
Expiration
Date
Exercise
Price Notional Amount
Premiums
Received Fair Value
Call MXN vs. Put USD Bank of America N.A. 08/31/23 18.000 USD 2,679,000 $ 29,791 $ (188,473)
Call USD vs. Put GBP Bank of America N.A. 10/19/23 1.240 USD 2,852,000 9,554 (12,586)
Call USD vs. Put JPY Bank of America N.A. 09/09/27 140.000 USD 2,055,300 58,206 (28,418)
Call USD vs. Put JPY BNP Paribas 09/09/27 140.000 USD 2,055,300 56,315 (28,418)
$ 153,866 (257,895)
At July 31, 2023, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Call on 10-Year Interest
Rate Swap
(1)
Goldman Sachs
& Co. Pay 3.460%
1-day Secured Overnight
Financing Rate 08/21/23 USD 8,395,000 $ 211,974 $ (15,363)
Call on 1-Year Interest
Rate Swap
(1)
Barclays Bank PLC Pay 4.170%
1-day Secured Overnight
Financing Rate 02/16/24 USD 9,724,000 45,751 (14,380)
Call on 1-Year Interest
Rate Swap
(1)
Morgan Stanley
Capital Services LLC Pay 3.520%
1-day Secured Overnight
Financing Rate 01/24/24 USD 19,448,000 84,648 (9,577)
Put on 10-Year Interest
Rate Swap
(2)
Goldman Sachs
& Co. Receive 3.460%
1-day Secured Overnight
Financing Rate 08/21/23 USD 8,395,000 211,974 (182,127)
Put on 1-Year Interest
Rate Swap
(2)
Barclays Bank PLC Receive 4.170%
1-day Secured Overnight
Financing Rate 02/16/24 USD 9,724,000 45,751 (79,428)

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Description Counterparty
Pay/Receive
Exercise
Rate
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premiums
Received Fair Value
Put on 1-Year Interest
Rate Swap
(2)
Morgan Stanley
Capital Services LLC Receive 3.520%
1-day Secured Overnight
Financing Rate 01/24/24 USD 19,448,000 $ 84,647 $ (274,761)
$ 684,745 (575,636)
At July 31, 2023, the following OTC purchased forward premium swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Call on 1-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 4.080% Receive
1-day Secured Overnight
Financing Rate 10/11/23 EUR 6,285,000 $ (9,585) $ 5,444
Call on 1-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 4.080% Receive
1-day Secured Overnight
Financing Rate 10/10/23 EUR 6,285,000 (9,663) 5,331
Call on 30-Year
Interest Rate Swap Barclays Bank PLC 0.000% Receive
1-day Secured Overnight
Financing Rate 06/14/27 USD 3,136,000 (548,800) (12,508)
Call on 5-Year Interest
Rate Swap Citibank N.A. 3.500% Pay
1-day Secured Overnight
Financing Rate 07/29/29 USD 6,326,000 (131,106) (267)
Put on 1-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 4.080% Pay
1-day Secured Overnight
Financing Rate 10/11/23 EUR 6,285,000 (9,585) (7,755)
Put on 1-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 4.080% Pay
1-day Secured Overnight
Financing Rate 10/10/23 EUR 6,285,000 (9,663) (7,887)
Put on 30-Year
Interest Rate Swap Barclays Bank PLC 0.000% Pay
1-day Secured Overnight
Financing Rate 05/25/27 USD 7,382,300 (1,328,814) (58,566)
Put on 5-Year Interest
Rate Swap Citibank N.A. 3.500% Receive
1-day Secured Overnight
Financing Rate 07/29/29 USD 6,326,000 (131,106) 18,261
$ (2,178,322) (57,947)
At July 31, 2023, the following OTC written forward premium swaptions were outstanding for Voya Global Bond Fund:
Description Counterparty
Exercise
Rate
(1)
Pay/
Receive
Exercise
Rate
Floating Rate
Index
Expiration
Date
Notional
Amount
Premium
receivable/
(payable)
at expiration
(2)
Unrealized
Appreciation/
(Depreciation)
Call on 1-Year Interest
Rate Swap Citibank N.A. 4.200% Receive
1-day Secured Overnight
Financing Rate 07/29/25 USD 31,631,000 $ 173,970 $ (11,637)
Call on 1-Year Interest
Rate Swap
Goldman Sachs
International 3.900% Pay
1-day Secured Overnight
Financing Rate 06/17/24 USD 35,494,000 202,405 64,685
Call on 1-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.680% Pay
1-day Secured Overnight
Financing Rate 07/11/24 EUR 18,854,000 87,671 (23,675)
Call on 1-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.680% Pay
1-day Secured Overnight
Financing Rate 07/10/24 EUR 18,854,000 87,671 (23,644)
Call on 1-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.800% Pay
1-day Secured Overnight
Financing Rate 06/12/24 USD 35,494,000 214,123 104,257
Put on 1-Year Interest
Rate Swap Citibank N.A. 4.200% Pay
1-day Secured Overnight
Financing Rate 07/29/25 USD 31,631,000 173,970 3,211
Put on 1-Year Interest
Rate Swap
Goldman Sachs
International 3.900% Receive
1-day Secured Overnight
Financing Rate 06/17/24 USD 35,494,000 202,405 (81,453)
Put on 1-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.680% Receive
1-day Secured Overnight
Financing Rate 07/11/24 EUR 18,854,000 87,671 37,753
Put on 1-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.680% Receive
1-day Secured Overnight
Financing Rate 07/10/24 EUR 18,854,000 87,671 37,348
Put on 1-Year Interest
Rate Swap
Morgan Stanley
Capital Services LLC 3.800% Receive
1-day Secured Overnight
Financing Rate 06/12/24 USD 35,494,000 216,929 (95,192)
$ 1,534,486 11,653
(1)
Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)
Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

PORTFOLIO OF INVESTMENTS
as of July 31, 2023 (Unaudited) (continued)

Voya Global Bond Fund
Currency Abbreviations:
AUD
—
Australian Dollar
BRL
—
Brazilian Real
CAD
—
Canadian Dollar
CHF
—
Swiss Franc
CLP
—
Chilean Peso
CNY
—
Chinese Yuan
COP
—
Colombian Peso
CZK
—
Czech Koruna
DKK
—
Danish Krone
EUR
—
EU Euro
GBP
—
British Pound
HKD
—
Hong Kong Sar Dollar
HUF
—
Hungarian Forint
IDR
—
Indonesian Rupiah
Currency Abbreviations:
ILS
—
Israeli New Shekel
JPY
—
Japanese Yen
KRW
—
South Korean Won
MXN
—
Mexican Peso
MYR
—
Malaysian Ringgit
NOK
—
Norwegian Krone
NZD
—
New Zealand Dollar
PEN
—
Peruvian Nuevo Sol
PLN
—
Polish Zloty
RON
—
Romanian New Leu
SEK
—
Swedish Krona
SGD
—
Singapore Dollar
THB
—
Thai Baht
USD
—
United States Dollar
ZAR
—
South African Rand
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 9,653,444
Gross Unrealized Depreciation (22,758,518)
Net Unrealized Depreciation $ (13,105,074)